United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company

Investment Company Act file number: 811-04087
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Manning & Napier Fund, Inc.
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(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, New York 14450
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(Address of principal executive offices) (zip code)

B. Reuben Auspitz 290 Woodcliff Drive, Fairport, New York 14450
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(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880
                                                                                            -------------------------

Date of fiscal year end: December 31, 2006
                                        ----------------------------------------------------------------

Date of reporting period: September 30, 2006
                                           --------------------------------------------------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - September 30, 2006 (unaudited)

Financial Services Series	Shares	Value

COMMON STOCKS - 98.0%

Financials - 82.9%
Capital Markets - 21.3%
The Bank of New York Co., Inc.	120,000	$4,231,200
The Charles Schwab Corp.	116,600	2,087,140
Franklin Resources, Inc.	21,200	2,241,900
Janus Capital Group, Inc.	133,000	2,622,760
Mellon Financial Corp.[1]	55,000	2,150,500
Merrill Lynch & Co., Inc.	38,700	3,027,114
Morgan Stanley	31,600	2,303,956
SEI Investments Co.	73,000	4,101,870
T. Rowe Price Group, Inc.	49,000	2,344,650
W.P. Stewart & Co. Ltd. (Bermuda)	11,725	146,094
		25,257,184

Commercial Banks - 35.0%
ABN AMRO Holding N.V. (Netherlands)	115,000	3,353,577
Barclays plc (United Kingdom)	168,000	2,119,814
Boston Private Financial Holdings, Inc.	43,200	1,204,416
HSBC Holdings plc - ADR (United Kingdom)	32,700	2,993,031
Huntington Bancshares, Inc.	43,700	1,045,741
KeyCorp	56,000	2,096,640
M&T Bank Corp.	13,500	1,619,460
Marshall & Ilsley Corp.	46,500	2,240,370
PNC Financial Services Group, Inc.	59,000	4,273,960
Royal Bank of Scotland Group plc (United Kingdom)	87,000	2,995,226
SunTrust Banks, Inc.	13,800	1,066,464
TCF Financial Corp.	114,000	2,997,060
U.S. Bancorp	135,000	4,484,700
Wachovia Corp.	80,000	4,464,000
Wells Fargo & Co.	47,000	1,700,460
Zions Bancorporation	37,200	2,968,932
		41,623,851

Consumer Finance - 1.6%
Capital One Financial Corp.	24,000	1,887,840

Diversified Financial Services - 11.5%
Bank of America Corp.	86,700	4,644,519
Citigroup, Inc.	65,000	3,228,550
JPMorgan Chase & Co.	96,000	4,508,160
Moody's Corp.	19,000	1,242,220
		13,623,449

Insurance - 11.8%
Allianz AG (now known as Allianz SE) (Germany)	12,400	2,145,722
Ambac Financial Group, Inc.	25,700	2,126,675
American International Group, Inc.	48,000	3,180,480
MBIA, Inc.	34,000	2,088,960
Principal Financial Group, Inc.	21,000	1,139,880
Torchmark Corp.	17,700	1,117,047
Willis Group Holdings Ltd. (United Kingdom)	58,500	2,223,000
		14,021,764

Real Estate Investment Trusts (REITS) - 0.7%
Friedman, Billings, Ramsey Group, Inc. - Class A	111,000	891,330

Thrifts & Mortgage Finance - 1.0%
BankAtlantic Bancorp, Inc. - Class A	33,000	469,260
Flagstar Bancorp, Inc.	25,900	376,845
New York Community Bancorp, Inc.	21,800	357,084
		1,203,189
Total Financials		98,508,607

Industrials - 4.3%
Commercial Services & Supplies - 4.3%
ChoicePoint, Inc.*	46,000	1,646,800
The Dun & Bradstreet Corp.*	45,000	3,374,550
Total Industrials		5,021,350

Information Technology - 10.8%
IT Services - 10.8%
Automatic Data Processing, Inc.	75,000	3,550,500
CheckFree Corp.*	64,000	2,644,480
First Data Corp.	75,000	3,150,000
Fiserv, Inc.*	48,500	2,283,865
Paychex, Inc.	33,175	1,222,499
Total Information Technology		12,851,344

TOTAL COMMON STOCKS
(Identified Cost $106,763,591)		116,381,301

SHORT-TERM INVESTMENTS - 3.0%
Dreyfus Treasury Cash Management - Institutional Shares
(Identified Cost $3,618,020)	3,618,020	3,618,020

TOTAL INVESTMENTS - 101.0%
(Identified Cost $110,381,611)		119,999,321

LIABILITIES, LESS OTHER ASSETS - (1.0%)		(1,196,987)

NET ASSETS - 100%		$118,802,334

*Non-income producing security
ADR - American Depository Receipt
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.

Federal Tax Information:

On September 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$110,381,611

Unrealized appreciation	$10,498,786
Unrealized depreciation	(881,076)

Net unrealized appreciation	$9,617,710

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2006 (unaudited)

	Shares/
Technology Series	Principal Amount	Value

COMMON STOCKS - 93.53%

Consumer Discretionary - 6.20%
Hotels, Restaurants & Leisure - 4.39%
International Game Technology	155,000	$6,432,500

Internet & Catalog Retail - 1.81%
Audible, Inc.*	365,825	2,655,889
Total Consumer Discretionary		9,088,389

Health Care - 1.94%
Health Care Technology - 1.94%
Emdeon Corp.*	243,125	2,846,994

Industrials - 2.56%
Industrial Conglomerates - 2.56%
3M Co.	50,500	3,758,210

Information Technology - 80.39%
Communications Equipment - 33.57%
Blue Coat Systems, Inc.*	255,900	4,608,759
Cisco Systems, Inc.*	337,000	7,751,000
ECI Telecom Ltd.* (Israel)	470,000	3,877,500
Ixia*	416,000	3,706,560
Juniper Networks, Inc.*	270,000	4,665,600
Packeteer, Inc.*	380,000	3,271,800
RADWARE Ltd.* (Israel)	249,000	3,378,930
Research In Motion Ltd. (RIM)* (Canada)	63,000	6,467,580
Spirent Communications plc* (United Kingdom)	6,866,000	6,683,990
Tandberg ASA (Norway)	453,000	4,839,833
		49,251,552

Computers & Peripherals - 5.46%
Avid Technology, Inc.*	100,000	3,642,000
EMC Corp.*	364,000	4,360,720
		8,002,720

Electronic Equipment & Instruments - 5.28%
DTS, Inc.*	152,200	3,223,596
LoJack Corp.*	231,000	4,525,290
		7,748,886

IT Services - 4.37%
RightNow Technologies, Inc.*	411,000	6,415,710

Semiconductors & Semiconductor Equipment - 2.83%
Genesis Microchip, Inc.*	352,000	4,143,040

Software - 28.88%
Agile Software Corp.*	536,000	3,500,080
Amdocs Ltd.* (Guernsey)	163,000	6,454,800
Borland Software Corp.*	1,009,000	5,781,570
Kronos, Inc.*	127,000	4,329,430
NAVTEQ Corp.*	225,800	5,895,638
Salesforce.com, Inc.*	178,000	6,386,640
Symantec Corp.*	258,000	5,490,240
Synopsys, Inc.*	230,000	4,535,600
		42,373,998
Total Information Technology		117,935,906

Telecommunication Services - 2.44%
Wireless Telecommunication Services - 2.44%
Vodafone Group plc - ADR (United Kingdom)	156,625	3,580,448

TOTAL COMMON STOCKS
(Identified Cost $127,460,262)		137,209,947

SHORT-TERM INVESTMENTS - 6.48%
Dreyfus Treasury Cash Management - Institutional Shares	5,529,720	5,529,720
Freddie Mac Discount Note, 11/9/2006	$4,000,000	3,977,813

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $9,507,533)		9,507,533

TOTAL INVESTMENTS - 100.01%
(Identified Cost $136,967,795)		146,717,480

LIABILITIES, LESS OTHER ASSETS - (0.01%)		(11,068)

NET ASSETS - 100%		$146,706,412

*Non-income producing security
ADR - American Depository Receipt

Federal Tax Information:

On September 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$136,967,795

Unrealized appreciation	$16,169,164
Unrealized depreciation	(6,419,479)

Net unrealized appreciation	$9,749,685

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2006 (unaudited)

	Shares/
Life Sciences Series	Principal Amount	Value

COMMON STOCKS - 89.8%

Health Care - 87.9%
Biotechnology - 5.4%
Amgen, Inc.*	59,500	$4,256,035
Monogram Biosciences, Inc.*	1,500,000	2,295,000
PDL BioPharma, Inc.*	69,500	1,334,400
Solexa, Inc.*	407,000	3,589,740
		11,475,175

Health Care Equipment & Supplies - 35.5%
Align Technology, Inc.*	250,000	2,845,000
Bausch & Lomb, Inc.	64,000	3,208,320
Biomet, Inc.	89,000	2,864,910
The Cooper Companies, Inc.	91,000	4,868,500
Cyberonics, Inc.*	166,000	2,909,980
DENTSPLY International, Inc.	119,000	3,583,090
Edwards Lifesciences Corp.*	108,000	5,031,720
ev3, Inc.*	181,646	3,089,798
Foxhollow Technologies, Inc.*	131,000	4,478,890
IntraLase Corp.*	373,194	7,355,654
Inverness Medical Innovations, Inc.*	132,000	4,588,320
Inverness Medical Innovations, Inc.*[1,2]	150,000	5,214,000
Kyphon, Inc.*	113,000	4,228,460
Medtronic, Inc.	66,000	3,065,040
Mentor Corp.	77,500	3,905,225
OraSure Technologies, Inc.*	504,350	4,054,974
Wright Medical Group, Inc.*	426,000	10,330,500
		75,622,381

Health Care Providers & Services - 13.4%
AMN Healthcare Services, Inc.*	182,000	4,322,500
Cross Country Healthcare, Inc.*	225,000	3,825,000
Healthways, Inc.*	46,000	2,051,600
McKesson Corp.	34,000	1,792,480
Patterson Companies, Inc.*	129,000	4,335,690
Tenet Healthcare Corp.*	852,000	6,935,280
Triad Hospitals, Inc.*	119,000	5,239,570
		28,502,120

Health Care Technology - 11.3%
AMICAS, Inc.*	1,593,000	4,747,140
Eclipsys Corp.*	163,600	2,930,076
Emdeon Corp.*	530,300	6,209,813
iSOFT Group plc (United Kingdom)	2,868,000	2,698,012
Merge Technologies, Inc.*	375,000	2,580,000
WebMD Health Corp. - Class A*	140,000	4,807,600
		23,972,641

Life Sciences Tools & Services - 12.4%
Affymetrix, Inc.*	295,000	6,360,200
Caliper Life Sciences, Inc.*	1,765,053	8,613,459
Charles River Laboratories International, Inc.*	138,000	5,990,580
Invitrogen Corp.*	33,000	2,092,530
PerkinElmer, Inc.	173,400	3,282,462
		26,339,231

Pharmaceuticals - 9.9%
Connetics Corp.*	355,000	3,869,500
Novartis AG - ADR (Switzerland)	83,500	4,879,740
Sanofi-Aventis - ADR (France)	95,000	4,224,650
Valeant Pharmaceuticals International	408,000	8,070,240
		21,044,130
Total Health Care		186,955,678

Information Technology - 1.9%
Software - 1.9%
Quality Systems, Inc.	102,000	3,956,580

TOTAL COMMON STOCKS
(Identified Cost $183,453,476)		190,912,258

WARRANTS - 0.4%
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
Caliper Life Sciences, Inc., 8/10/2011	401,109	521,442
Caliper Life Sciences, Inc.., 8/15/2010 [1,3,4]	285,000	315,552

TOTAL WARRANTS
(Identified Cost $541,580)		836,994

SHORT-TERM INVESTMENTS - 6.4%
Dreyfus Treasury Cash Management - Institutional Shares	7,760,636	7,760,636
U.S. Treasury Bill, 11/9/2006	$6,000,000	5,969,791

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $13,729,436)		13,730,427

TOTAL INVESTMENTS - 96.6%
(Identified Cost $197,724,492)		205,479,679

OTHER ASSETS, LESS LIABILITIES - 3.4%		7,166,059

NET ASSETS - 100%		$212,645,738

*Non-income producing security
ADR - American Depository Receipt
1 Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $5,529,552, or 2.6%, of the Series' net assets as of September 30, 2006.
2 This security has been determined to be liquid under guidelines established by the Board of Directors.
3Security has been valued at fair value.
4 This security has been determined to be illiquid under guidelines established by the Board of Directors.

Federal Tax Information:

On September 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$197,724,492

Unrealized appreciation	$22,607,858
Unrealized depreciation	(14,852,671)

Net unrealized appreciation	$7,755,187

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2006 (unaudited)

	Shares/
Small Cap Series	Principal Amount	Value

COMMON STOCKS - 92.0%

Consumer Discretionary - 20.0%
Auto Components - 3.4%
Azure Dynamics Corp.* (Canada)	1,938,000	$1,265,986
Superior Industries International, Inc.	85,000	1,427,150
Tenneco, Inc.*	103,800	2,427,882
		5,121,018

Diversified Consumer Services - 2.4%
Corinthian Colleges, Inc.*	128,000	1,383,680
Universal Technical Institute, Inc.*	126,000	2,254,140
		3,637,820

Hotels, Restaurants & Leisure - 0.5%
Progressive Gaming International Corp.*	90,000	738,000

Household Durables - 3.4%
Interface, Inc. - Class A*	406,000	5,229,280

Internet & Catalog Retail - 0.8%
Audible, Inc.*	173,000	1,255,980

Leisure Equipment & Products - 0.4%
K2, Inc.*	48,000	563,040

Media - 4.4%
Acme Communications, Inc.*	396,000	2,082,960
DreamWorks Animation SKG, Inc. - Class A*	68,000	1,693,880
Playboy Enterprises, Inc. - Class B*	148,000	1,392,680
Scholastic Corp.*	49,000	1,526,350
		6,695,870

Specialty Retail - 4.7%
Build-A-Bear Workshop, Inc.*	147,000	3,347,190
Douglas Holding AG (Germany)	29,000	1,356,037
Pier 1 Imports, Inc.	328,000	2,433,760
		7,136,987
Total Consumer Discretionary		30,377,995

Consumer Staples - 5.5%
Beverages - 0.5%
National Beverage Corp.	62,000	738,420

Food & Staples Retailing - 2.5%
Pathmark Stores, Inc.*	308,000	3,064,600
Smart & Final, Inc.*	46,700	797,169
		3,861,769

Food Products - 1.5%
J&J Snack Foods Corp.	26,600	827,260
Lancaster Colony Corp.	12,200	546,072
Tootsie Roll Industries, Inc.	29,664	869,452
		2,242,784

Household Products - 1.0%
Central Garden & Pet Co.*	31,800	1,534,668
Total Consumer Staples		8,377,641

Energy - 7.6%
Energy Equipment & Services - 5.4%
APL ASA (Norway)	198,000	1,305,067
Hydril Co.*	40,500	2,270,430
National-Oilwell Varco, Inc.*	24,500	1,434,475
Pride International, Inc.*	116,000	3,180,720
		8,190,692

Oil, Gas & Consumable Fuels - 2.2%
Evergreen Energy, Inc.*	63,000	674,100
Forest Oil Corp.*	55,000	1,737,450
Mariner Energy, Inc.*	44,511	817,667
		3,229,217
Total Energy		11,419,909

Financials - 4.7%
Commercial Banks - 2.2%
Chemical Financial Corp.	16,485	489,275
Citizens & Northern Corp.	24,176	542,268
Croghan Bancshares, Inc.	11,500	408,250
National Bankshares, Inc.	26,000	592,800
Northrim BanCorp, Inc.	18,165	479,556
Potomac Bancshares, Inc.	29,092	458,199
Tower Bancorp, Inc.	8,825	393,595
		3,363,943

Real Estate Investment Trusts (REITS) - 1.0%
Equity Inns, Inc.	56,000	891,520
Friedman, Billings, Ramsey Group, Inc. - Class A	71,200	571,736
		1,463,256

Thrifts & Mortgage Finance - 1.5%
BankAtlantic Bancorp, Inc. - Class A	107,000	1,521,540
Flagstar Bancorp, Inc.	55,000	800,250
		2,321,790
Total Financials		7,148,989

Health Care - 18.2%
Biotechnology - 2.1%
Senomyx, Inc.*	210,625	3,237,306

Health Care Equipment & Supplies - 6.6%
The Cooper Companies, Inc.	31,300	1,674,550
Cyberonics, Inc.*	70,000	1,227,100
IntraLase Corp.*	87,000	1,714,770
OraSure Technologies, Inc.*	166,000	1,334,640
Wright Medical Group, Inc.*	167,000	4,049,750
		10,000,810

Health Care Providers & Services - 3.3%
AMN Healthcare Services, Inc.*	100,000	2,375,000
Cross Country Healthcare, Inc.*	152,000	2,584,000
		4,959,000

Health Care Technology - 5.2%
AMICAS, Inc.*	390,000	1,162,200
Eclipsys Corp.*	101,380	1,815,716
Emdeon Corp.*	246,600	2,887,686
WebMD Health Corp. - Class A*	60,000	2,060,400
		7,926,002

Life Sciences Tools & Services - 1.0%
Affymetrix, Inc.*	68,300	1,472,548
Total Health Care		27,595,666

Industrials - 11.0%
Aerospace & Defense - 0.9%
Hexcel Corp.*	98,000	1,386,700

Airlines - 4.0%
AirTran Holdings, Inc.*	255,000	2,529,600
AMR Corp.*	31,000	717,340
Continental Airlines, Inc. - Class B*	24,000	679,440
JetBlue Airways Corp.*	224,675	2,082,737
		6,009,117

Commercial Services & Supplies - 1.0%
Covanta Holding Corp.*	71,200	1,532,936

Construction & Engineering - 1.5%
Infrasource Services, Inc.*	40,000	702,000
Quanta Services, Inc.*	95,000	1,601,700
		2,303,700

Electrical Equipment - 2.0%
Hubbell, Inc. - Class B	33,000	1,580,700
Hydrogenics Corp.* (Canada)	275,000	387,750
Plug Power, Inc.*	269,000	1,094,830
		3,063,280

Machinery - 1.6%
AGCO Corp.*	64,000	1,622,400
Wabtec Corp.	28,600	775,918
		2,398,318
Total Industrials		16,694,051

Information Technology - 17.5%
Communications Equipment - 3.4%
Blue Coat Systems, Inc.*	125,000	2,251,250
Packeteer, Inc.*	121,000	1,041,810
RADWARE Ltd.* (Israel)	137,000	1,859,090
		5,152,150

Computers & Peripherals - 0.9%
Avid Technology, Inc.*	38,000	1,383,960

Electronic Equipment & Instruments - 1.3%
LoJack Corp.*	78,500	1,537,815
Mechanical Technology, Inc.*	274,000	501,420
		2,039,235

IT Services - 3.0%
MoneyGram International, Inc.	103,000	2,993,180
RightNow Technologies, Inc.*	95,300	1,487,633
		4,480,813

Semiconductors & Semiconductor Equipment - 1.8%
Cabot Microelectronics Corp.*	95,000	2,737,900

Software - 7.1%
Borland Software Corp.*	537,000	3,077,010
Kronos, Inc.*	48,500	1,653,365
Quality Systems, Inc.	38,000	1,474,020
Take-Two Interactive Software, Inc.*	203,000	2,894,780
UbiSoft Entertainment S.A.* (France)	28,040	1,623,292
		10,722,467
Total Information Technology		26,516,525

Materials - 2.9%
Chemicals - 2.9%
Minerals Technologies, Inc.	53,000	2,830,200
The Scotts Miracle-Gro Co.	35,300	1,570,497
Total Materials		4,400,697

Utilities - 4.6%
Electric Utilities - 2.0%
Allegheny Energy, Inc.*	36,000	1,446,120
Westar Energy, Inc.	67,400	1,584,574
		3,030,694

Multi-Utilities - 2.6%
Aquila, Inc.*	902,100	3,906,093
Total Utilities		6,936,787

TOTAL COMMON STOCKS
(Identified Cost $132,223,609)		139,468,260

SHORT-TERM INVESTMENTS - 10.1%
Dreyfus Treasury Cash Management - Institutional Shares	10,392,822	10,392,822
Freddie Mac Discount Note, 11/9/2006	$5,000,000	4,972,267

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $15,365,089)		15,365,089

TOTAL INVESTMENTS - 102.1%
(Identified Cost $147,588,698)		154,833,349

LIABILITIES, LESS OTHER ASSETS - (2.1%)		(3,149,633)

NET ASSETS - 100%		$151,683,716

*Non-income producing security

Federal Tax Information:

On September 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$147,588,698

Unrealized appreciation	$18,018,774
Unrealized depreciation	(10,774,123)

Net unrealized appreciation	$7,244,651

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2006 (unaudited)

	Shares/
World Opportunities Series	Principal Amount	Value

COMMON STOCKS - 93.2%

Consumer Discretionary - 14.2%
Auto Components - 2.0%
Autoliv, Inc. (Sweden)	93,175	$5,134,874

Hotels, Restaurants & Leisure - 3.4%
Club Mediterranee S.A.* (France)	166,000	8,839,751

Media - 4.5%
Pearson plc (United Kingdom)	401,000	5,709,160
Reuters Group plc (United Kingdom)	762,025	6,198,515
		11,907,675

Specialty Retail - 4.3%
Douglas Holding AG (Germany)	56,625	2,647,779
Kingfisher plc (United Kingdom)	1,898,925	8,718,574
		11,366,353
Total Consumer Discretionary		37,248,653

Consumer Staples - 14.7%
Beverages - 0.9%
Heineken N.V. (Netherlands)	53,130	2,429,789

Food & Staples Retailing - 2.9%
Carrefour S.A. (France)	120,500	7,613,083

Food Products - 8.7%
Cadbury Schweppes plc (United Kingdom)	514,000	5,470,440
Nestle S.A. (Switzerland)	19,225	6,705,144
Unilever plc - ADR (United Kingdom)	428,848	10,639,719
		22,815,303

Personal Products - 2.2%
Clarins S.A. (France)	80,594	5,778,538
Total Consumer Staples		38,636,713

Energy - 6.1%
Energy Equipment & Services - 5.2%
Abbot Group plc (United Kingdom)	1,537,700	8,096,415
Compagnie Generale de Geophysique S.A. (CGG)* (France)	36,100	5,552,015
		13,648,430

Oil, Gas & Consumable Fuels - 0.9%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)	30,040	2,248,194
Total Energy		15,896,624

Financials - 11.9%
Commercial Banks - 8.8%
ABN AMRO Holding N.V. (Netherlands)	276,000	8,048,586
Barclays plc (United Kingdom)	409,750	5,170,202
HSBC Holdings plc (United Kingdom)	153,725	2,804,497
Royal Bank of Scotland Group plc (United Kingdom)	203,300	6,999,189
		23,022,474

Insurance - 3.1%
Allianz AG (now known as Allianz SE) (Germany)	30,725	5,316,717
Willis Group Holdings Ltd. (United Kingdom)	71,375	2,712,250
		8,028,967
Total Financials		31,051,441

Health Care - 7.1%
Health Care Equipment & Supplies- 1.2%
Straumann Holding AG (Switzerland)	14,500	3,123,050

Pharmaceuticals - 5.9%
Novartis AG - ADR (Switzerland)	223,075	13,036,503
Sanofi-Aventis - ADR (France)	57,420	2,553,467
		15,589,970
Total Health Care		18,713,020

Industrials - 14.8%
Aerospace & Defense - 2.5%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	167,150	6,563,980

Air Freight & Logistics - 5.1%
Deutsche Post AG (Germany)	206,000	5,401,326
TNT N.V. (Netherlands)	209,000	7,925,841
		13,327,167

Electrical Equipment - 5.2%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	594,875	7,840,453
Gamesa Corporacion Tecnologica S.A. (Spain)	256,820	5,626,719
		13,467,172

Industrial Conglomerates - 1.0%
Tyco International Ltd. (Bermuda)	96,625	2,704,534

Machinery - 1.0%
Heidelberger Druckmaschinen AG (Germany)	62,600	2,586,672
Total Industrials		38,649,525

Information Technology - 17.9%
Communications Equipment - 9.5%
ECI Telecom Ltd.* (Israel)	731,260	6,032,895
Research In Motion Ltd. (RIM)* (Canada)	91,475	9,390,824
Spirent Communications plc* (United Kingdom)	3,296,950	3,209,551
Tandberg ASA (Norway)	576,000	6,153,959
		24,787,229

Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	232,981	2,236,618

Software - 7.6%
Amdocs Ltd.* (Guernsey)	217,950	8,630,820
Cognos, Inc.* (Canada)	151,175	5,517,888
Misys plc (United Kingdom)	691,800	2,930,204
UbiSoft Entertainment S.A.* (France)	48,880	2,829,761
		19,908,673
Total Information Technology		46,932,520

Materials - 5.2%
Chemicals - 5.2%
Lonza Group AG (Switzerland)	197,925	13,711,147

Telecommunication Services - 1.3%
Wireless Telecommunication Services - 1.3%
Vodafone Group plc - ADR (United Kingdom)	143,565	3,281,896

TOTAL COMMON STOCKS
(Identified Cost $200,595,721)		244,121,539

SHORT-TERM INVESTMENTS - 8.6%
Dreyfus Treasury Cash Management - Institutional Shares	4,675,846	4,675,846
Freddie Mac Discount Note, 11/9/2006	$12,000,000	11,933,440
U.S. Treasury Bill, 11/9/2006	6,000,000	5,969,792

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $22,578,086)		22,579,078

TOTAL INVESTMENTS - 101.8%
(Identified Cost $223,173,807)		266,700,617

LIABILITIES, LESS OTHER ASSETS - (1.8%)		(4,791,651)

NET ASSETS - 100%		$261,908,966

*Non-income producing security
ADR - American Depository Receipt

The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 27.5%; Switzerland - 17.0%; France - 12.7%.

Federal Tax Information:

On September 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$223,173,807

Unrealized appreciation	$44,655,457
Unrealized depreciation	(1,128,647)

Net unrealized appreciation	$43,526,810

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2006 (unaudited)

	Shares/
International Series	Principal Amount	Value

COMMON STOCKS - 81.5%

Consumer Discretionary - 6.1%
Media - 2.7%
Impresa S.A. (SGPS)* (Portugal)	169,000	$968,518
Reed Elsevier plc - ADR (United Kingdom)	33,600	1,496,208
Wolters Kluwer N.V. (Netherlands)	105,037	2,739,424
		5,204,150

Multiline Retail - 1.4%
PPR (France)	18,300	2,712,366

Specialty Retail - 1.2%
KOMERI Co. Ltd. (Japan)	67,000	2,235,035

Textiles, Apparel & Luxury Goods - 0.8%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	14,920	1,537,003
Total Consumer Discretionary		11,688,554

Consumer Staples - 14.6%
Beverages - 2.6%
Diageo plc (United Kingdom)	76,000	1,342,407
Kirin Brewery Co. Ltd. (Japan)	173,000	2,309,889
Scottish & Newcastle plc (United Kingdom)	135,000	1,440,580
		5,092,876

Food & Staples Retailing - 3.2%
Carrefour S.A. (France)	38,832	2,453,371
President Chain Store Corp. (Taiwan)	495,000	1,067,462
Tesco plc (United Kingdom)	398,000	2,682,342
		6,203,175

Food Products - 6.0%
Cadbury Schweppes plc (United Kingdom)	266,000	2,831,006
Groupe Danone (France)	15,976	2,242,324
Nestle S.A. (Switzerland)	5,550	1,935,685
Suedzucker AG (Germany)	72,400	1,781,750
Unilever plc - ADR (United Kingdom)	108,000	2,679,480
		11,470,245

Household Products - 1.5%
Kao Corp. (Japan)	47,000	1,253,493
Reckitt Benckiser plc (United Kingdom)	38,500	1,595,758
		2,849,251

Personal Products - 1.3%
Clarins S.A. (France)	35,777	2,565,188
Total Consumer Staples		28,180,735

Energy - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
BP plc (United Kingdom)	114,000	1,242,100
Eni S.p.A. (Italy)	143,154	4,241,748
Royal Dutch Shell plc - Class B (United Kingdom)	41,663	1,414,090
Total S.A. (France)	45,160	2,963,104
Total Energy		9,861,042

Financials - 28.6%
Capital Markets - 2.9%
Daiwa Securities Group, Inc. (Japan)	79,000	921,700
Deutsche Bank AG (Germany)	30,000	3,629,851
Nomura Holdings, Inc. (Japan)	63,000	1,109,474
		5,661,025

Commercial Banks - 17.7%
Aareal Bank AG* (Germany)	92,000	4,080,283
Banca Monte dei Paschi di Siena S.p.A. (Italy)	181,000	1,096,956
Bank Handlowy w Warszawie S.A. (Poland)	24,000	513,853
Barclays plc (United Kingdom)	148,000	1,867,455
BNP Paribas (France)	26,000	2,797,099
The Chugoku Bank Ltd. (Japan)	137,000	1,928,973
Commerzbank AG (Germany)	62,500	2,117,382
Credit Agricole S.A. (France)	57,900	2,542,957
The Hachijuni Bank Ltd. (Japan)	244,000	1,768,385
HSBC Holdings plc (United Kingdom)	101,000	1,842,603
Mitsubishi UFJ Financial Group, Inc. (Japan)	170	2,187,791
Royal Bank of Scotland Group plc (United Kingdom)	55,000	1,893,534
SanPaolo IMI S.p.A. (Italy)	51,300	1,082,965
Societe Generale (France)	11,312	1,799,972
The Sumitomo Trust & Banking Co. Ltd. (Japan)	247,000	2,584,811
UniCredito Italiano S.p.A. (Italy)	489,000	4,057,898
		34,162,917

Diversified Financial Services - 1.5%
ING Groep N.V. (Netherlands)	65,395	2,876,282

Insurance - 6.5%
Allianz AG (now known as Allianz SE) (Germany)	32,620	5,644,632
Axa (France)	44,892	1,655,183
Muenchener Rueckver AG (Germany)	32,400	5,124,697
		12,424,512
Total Financials		55,124,736

Health Care - 6.7%
Pharmaceuticals - 6.7%
AstraZeneca plc (United Kingdom)	22,300	1,393,541
AstraZeneca plc - ADR (United Kingdom)	21,000	1,312,500
GlaxoSmithKline plc (United Kingdom)	103,000	2,741,987
Novartis AG - ADR (Switzerland)	32,500	1,899,300
Sanofi-Aventis (France)	21,083	1,876,516
Shire plc (United Kingdom)	115,000	1,911,787
Takeda Pharmaceutical Co. Ltd. (Japan)	28,000	1,747,185
Total Health Care		12,882,816

Industrials - 4.2%
Airlines - 1.8%
Deutsche Lufthansa AG (Germany)	164,800	3,489,445

Commercial Services & Supplies - 0.6%
Taiwan Secom Co. Ltd. (Taiwan)	627,210	1,039,564

Electrical Equipment - 0.6%
Teco Electric & Machinery Co. Ltd. (Taiwan)	3,280,000	1,145,813

Industrial Conglomerates - 0.6%
Sonae S.A. (SGPS) (Portugal)	669,100	1,162,236

Machinery - 0.6%
FANUC Ltd. (Japan)	15,500	1,209,974
Total Industrials		8,047,032

Information Technology - 4.2%
Communications Equipment - 0.5%
D-Link Corp. (Taiwan)	946,000	1,001,422

Electronic Equipment & Instruments - 1.1%
KEYENCE Corp. (Japan)	4,950	1,139,954
Yageo Corp.* (Taiwan)	2,690,000	943,774
		2,083,728

Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	216,297	2,076,451

Software - 1.6%
SAP AG (Germany)	15,350	3,045,828
Total Information Technology		8,207,429

Materials - 3.4%
Chemicals - 2.8%
Arkema* (France)	1,129	53,264
Bayer AG (Germany)	107,350	5,457,944
		5,511,208

Construction Materials - 0.6%
Taiwan Cement Corp. (Taiwan)	1,488,901	1,116,800
Total Materials		6,628,008

Telecommunication Services - 3.9%
Diversified Telecommunication Services - 3.9%
France Telecom S.A. - ADR (France)	31,000	722,610
Portugal Telecom S.A. (SGPS) - ADR (Portugal)	94,250	1,176,240
Swisscom AG - ADR (Switzerland)	85,000	2,838,150
Telefonica S.A. - ADR (Spain)	18,250	945,532
Telekomunikacja Polska S.A. (Poland)	64,000	406,992
Telenor ASA - ADR (Norway)	36,250	1,411,575
Total Telecommunication Services		7,501,099

Utilities - 4.7%
Electric Utilities - 2.7%
E.ON AG (Germany)	43,737	5,196,580

Multi-Utilities - 2.0%
National Grid plc (United Kingdom)	152,000	1,899,431
Suez S.A. (France)	43,340	1,905,683
		3,805,114
Total Utilities		9,001,694

TOTAL COMMON STOCKS
(Identified Cost $106,433,778)		157,123,145

SHORT-TERM INVESTMENTS - 18.3%
Dreyfus Treasury Cash Management - Institutional Shares	6,396,321	6,396,321
Fannie Mae Discount Note, 10/18/2006	$9,000,000	8,978,240
Freddie Mac Discount Note, 11/9/2006	10,000,000	9,944,533
U.S. Treasury Bill, 11/9/2006	10,000,000	9,949,625

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $35,268,719)		35,268,719

TOTAL INVESTMENTS - 99.8%
(Identified Cost $141,702,497)		192,391,864

OTHER ASSETS, LESS LIABILITIES - 0.2%		474,105

NET ASSETS - 100%		$192,865,969

*Non-income producing security
ADR - American Depository Receipt

The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Germany - 20.5%; United Kingdom - 16.4%; France - 14.4%; Japan - 10.6%.

Federal Tax Information:

On September 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$141,702,497

Unrealized appreciation	$51,033,912
Unrealized depreciation	(344,545)

Net unrealized appreciation	$50,689,367

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal Amount/
Core Bond Series	(unaudited)	Shares	Value

CORPORATE BONDS - 36.9%
Convertible Corporate Bonds - 4.6%
Consumer Discretionary - 2.1%
Hotels, Restaurants & Leisure - 2.1%
Carnival Corp., 2.00%, 4/15/2021	A3	$305,000	$377,438
International Game Technology, 1/29/2033	Baa2	470,000	414,775
Total Consumer Discretionary			792,213

Energy - 1.6%
Energy Equipment & Services - 1.6%
Cooper Cameron Corp. (now known as Cameron International Corp.), 1.50%, 5/15/2024	Baa1	220,000	328,625
Schlumberger Ltd., 1.50%, 6/1/2023	A1	170,000	293,888
Total Energy			622,513

Utilities - 0.9%
Multi-Utilities - 0.9%
Xcel Energy, Inc., 7.50%, 11/21/2007	Baa1	195,000	328,331

Total Convertible Corporate Bonds
(Identified Cost $1,622,859)			1,743,057

Non-Convertible Corporate Bonds - 32.3%
Consumer Discretionary - 5.8%
Media - 3.6%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%, 4/15/2011	Baa2	440,000	460,188
Comcast Corp., 6.50%, 11/15/2035	Baa2	570,000	573,970
The Walt Disney Co., 7.00%, 3/1/2032	A3	280,000	323,534
			1,357,692

Multiline Retail - 1.3%
Target Corp., 5.875%, 3/1/2012	A1	485,000	500,005

Specialty Retail - 0.9%
Lowe's Companies, Inc., 8.25%, 6/1/2010	A1	300,000	330,621
Total Consumer Discretionary			2,188,318

Consumer Staples - 0.6%
Food & Staples Retailing - 0.6%
The Kroger Co., 7.25%, 6/1/2009	Baa2	215,000	224,603

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa2	185,000	187,210

Financials - 9.7%
Capital Markets - 2.1%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	A1	310,000	308,026
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	A1	240,000	254,520
Merrill Lynch & Co., Inc., 6.05%, 5/16/2016	A1	225,000	232,665
			795,211

Commercial Banks - 3.2%
PNC Funding Corp., 7.50%, 11/1/2009	A3	285,000	303,013
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	50,000	52,477
Wachovia Corp., 5.25%, 8/1/2014	A1	590,000	583,494
William Street Funding Corp.[2,3], 5.71%, 6/23/2012	Aaa	250,000	250,000
			1,188,984

Diversified Financial Services - 1.8%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	Aa3	455,000	421,929
Citigroup, Inc., 5.00%, 9/15/2014	Aa2	260,000	253,312
			675,241

Insurance - 2.6%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	Aa2	345,000	343,545
American International Group, Inc., 4.25%, 5/15/2013	Aa2	660,000	619,749
			963,294
Total Financials			3,622,730

Health Care - 1.3%
Pharmaceuticals - 1.3%
Abbott Laboratories, 3.50%, 2/17/2009	A1	265,000	255,674
Wyeth[4], 5.50%, 3/15/2013	Baa1	230,000	231,060
Total Health Care			486,734

Industrials - 6.7%
Aerospace & Defense - 0.9%
Boeing Capital Corp., 6.50%, 2/15/2012	A2	310,000	328,721

Air Freight & Logistics - 0.5%
FedEx Corp., 3.50%, 4/1/2009	Baa2	210,000	201,477

Airlines - 1.2%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa1	475,000	463,490

Industrial Conglomerates - 1.8%
General Electric Capital Corp., 6.75%, 3/15/2032	Aaa	570,000	651,533

Machinery - 0.7%
John Deere Capital Corp., 7.00%, 3/15/2012	A3	235,000	253,645

Road & Rail - 1.6%
CSX Corp., 6.75%, 3/15/2011	Baa2	285,000	300,711
Union Pacific Corp., 6.65%, 1/15/2011	Baa2	290,000	304,662
			605,373
Total Industrials			2,504,239

Information Technology - 1.9%
Communications Equipment - 1.9%
Cisco Systems, Inc., 5.25%, 2/22/2011	A1	205,000	205,863
Corning, Inc., 6.20%, 3/15/2016	Baa2	475,000	485,878
Total Information Technology			691,741

Materials - 0.7%
Metals & Mining - 0.7%
Alcoa, Inc., 7.375%, 8/1/2010	A2	250,000	268,407

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.3%
Verizon Wireless Capital LLC, 5.375%, 12/15/2006	A2	500,000	499,821

Utilities - 3.8%
Electric Utilities - 0.8%
American Electric Power Co., Inc., 5.375%, 3/15/2010	Baa2	305,000	305,047

Independent Power Producers & Energy Traders - 0.6%
TXU Energy Co., 7.00%, 3/15/2013	Baa2	215,000	225,726

Multi-Utilities - 2.4%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	Baa3	335,000	372,866
Duke Energy Field Services Corp., 7.875%, 8/16/2010	Baa2	280,000	303,065
Sempra Energy, 7.95%, 3/1/2010	Baa1	210,000	226,459
			902,390
Total Utilities			1,433,163

Total Non-Convertible Corporate Bonds
(Identified Cost $12,205,642)			12,106,966

TOTAL CORPORATE BONDS
(Identified Cost $13,828,501)			13,850,023

U.S. GOVERNMENT AGENCIES - 53.0%
Mortgage-Backed Securities - 50.5%
Fannie Mae, Pool #795855, 5.50%, 9/1/2019		381,543	381,855
Fannie Mae, Pool #786281, 6.50%, 7/1/2034		335,121	341,623
Fannie Mae, Pool #815409, 4.50%, 2/1/2035		241,169	225,398
Fannie Mae, TBA[5], 5.00%, 10/15/2021		1,024,000	1,006,080
Fannie Mae, TBA[5], 4.50%, 11/15/2021		1,234,000	1,190,039
Fannie Mae, TBA[5], 5.00%, 10/15/2036		2,204,000	2,117,907
Fannie Mae, TBA[5], 5.50%, 11/15/2036		3,348,000	3,296,735
Fannie Mae, TBA[5], 6.00%, 11/15/2036		1,273,000	1,277,774
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010		85,590	83,701
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019		366,346	366,602
Federal Home Loan Mortgage Corp., Pool #A27705, 6.50%, 10/1/2034		150,535	153,496
Federal Home Loan Mortgage Corp., Pool #G01782, 6.50%, 2/1/2035		90,261	92,145
Federal Home Loan Mortgage Corp., TBA[5], 5.00%, 10/15/2021		816,000	801,465
Federal Home Loan Mortgage Corp., TBA[5], 4.50%, 12/15/2021		1,348,000	1,297,450
Federal Home Loan Mortgage Corp., TBA[5], 5.00%, 11/15/2036		1,526,000	1,466,867
Federal Home Loan Mortgage Corp., TBA[5], 5.50%, 11/15/2036		1,951,000	1,922,344
Federal Home Loan Mortgage Corp., TBA[5], 6.00%, 11/15/2036		726,000	729,176
GNMA, Pool #487193, 5.00%, 4/15/2020		110,400	109,065
GNMA, Pool #563559, 6.50%, 4/15/2032		71,423	73,354
GNMA, Pool #631703, 6.50%, 9/15/2034		116,644	119,756
GNMA, TBA[5], 5.00%, 10/15/2036		459,000	445,804
GNMA, TBA[5], 5.50%, 10/15/2036		904,000	897,785
GNMA, TBA[5], 6.00%, 10/15/2036		527,240	533,501

Total Mortgage-Backed Securities
(Identified Cost $18,822,517)			18,929,922

Other Agencies - 2.5%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032
(Identified Cost $900,195)		825,000	955,710

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $19,722,712)			19,885,632

SHORT-TERM INVESTMENTS - 54.6%
Dreyfus Treasury Cash Management - Institutional Shares		1,101,273	1,101,273
Fannie Mae Discount Note, 10/11/2006		$700,000	698,955
Fannie Mae Discount Note, 10/16/2006		1,000,000	997,858
Fannie Mae Discount Note, 11/8/2006		2,500,000	2,486,815
Federal Farm Credit Discount Note, 10/10/2006		2,000,000	1,997,430
Federal Home Loan Bank Discount Note, 11/8/2006		1,500,000	1,492,089
Federal Home Loan Bank Discount Note, 11/10/2006		7,300,000	7,258,176
Federal Home Loan Bank Discount Note, 11/15/2006		1,050,000	1,043,456
Federal Home Loan Bank Discount Note, 12/15/2006		1,500,000	1,484,399
Freddie Mac Discount Note, 10/17/2006		1,900,000	1,895,651

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $20,454,705)			20,456,102

TOTAL INVESTMENTS - 144.5%
(Identified Cost $54,005,918)			54,191,757

LIABILITIES, LESS OTHER ASSETS - (44.5%)			(16,693,588)

NET ASSETS - 100%			$37,498,169

1Credit ratings from Moody's (unaudited).
2The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of September 30, 2006.
3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $250,000, or 0.7%, of the Series' net assets as of September 30, 2006.
4The coupon rate will increase with every ratings downgrade and decrease with every ratings upgrade. The coupon rate stated is the rate as of September 30, 2006.
5Securities purchased on a forward commitment or when-issued basis. TBA - to be announced.

Federal Tax Information:

On September 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$54,005,918

Unrealized appreciation	$422,938
Unrealized depreciation	(237,099)

Net unrealized appreciation	$185,839

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal Amount/
Core Plus Bond Series	(unaudited)	Shares	Value

CORPORATE BONDS - 37.08%
Convertible Corporate Bonds - 4.94%
Consumer Discretionary - 1.82%
Hotels, Restaurants & Leisure - 1.82%
Carnival Corp., 2.00%, 4/15/2021	A3	$1,250,000	$1,546,875
International Game Technology, 1/29/2033	Baa2	2,560,000	2,259,200
Total Consumer Discretionary			3,806,075

Energy - 1.97%
Energy Equipment & Services - 1.97%
Cooper Cameron Corp. (now known as Cameron International Corp.), 1.50%, 5/15/2024	Baa1	1,325,000	1,979,219
Pride International, Inc., 3.25%, 5/1/2033	BB2	675,000	815,063
Schlumberger Ltd., 1.50%, 6/1/2023	A1	760,000	1,313,850
Total Energy			4,108,132

Health Care - 0.24%
Pharmaceuticals - 0.24%
Valeant Pharmaceuticals International, 4.00%, 11/15/2013	B2	540,000	506,925

Industrials - 0.43%
Airlines - 0.43%
JetBlue Airways Corp., 3.75%, 3/15/2035	Caa1	1,000,000	888,750

Utilities - 0.48%
Multi-Utilities - 0.48%
Xcel Energy, Inc., 7.50%, 11/21/2007	Baa1	595,000	1,001,831

Total Convertible Corporate Bonds
(Identified Cost $9,909,253)			10,311,713

Non-Convertible Corporate Bonds - 32.14%
Consumer Discretionary - 9.03%
Automobiles - 3.44%
General Motors Acceptance Corp. LLC, 6.125%, 1/22/2008	Ba1	7,240,000	7,192,093

Media - 3.81%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%, 4/15/2011	Baa2	2,725,000	2,850,026
Comcast Corp., 6.50%, 11/15/2035	Baa2	3,105,000	3,126,626
The Walt Disney Co., 7.00%, 3/1/2032	A3	1,720,000	1,987,422
			7,964,074

Multiline Retail - 1.00%
Target Corp., 5.875%, 3/1/2012	A1	2,020,000	2,082,495

Specialty Retail - 0.78%
Lowe's Companies, Inc., 8.25%, 6/1/2010	A1	1,470,000	1,620,044
Total Consumer Discretionary			18,858,706

Consumer Staples - 0.79%
Food & Staples Retailing - 0.78%
The Kroger Co., 7.25%, 6/1/2009	Baa2	775,000	809,615
The Kroger Co., 6.80%, 4/1/2011	Baa2	775,000	810,543
			1,620,158

Household Products - 0.01%
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	24,255
Total Consumer Staples			1,644,413

Energy - 1.28%
Oil, Gas & Consumable Fuels - 1.28%
Amerada Hess Corp. (now known as Hess Corp.), 6.65%, 8/15/2011	Ba1	1,560,000	1,636,874
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa2	1,015,000	1,027,127
Total Energy			2,664,001

Financials - 7.60%
Capital Markets - 2.00%
The Goldman Sachs Group Inc., 6.345%, 2/15/2034	A1	1,920,000	1,907,771
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	A1	1,155,000	1,224,877
Merrill Lynch & Co., Inc., 6.05%, 5/16/2016	A1	1,000,000	1,034,067
			4,166,715

Commercial Banks - 3.24%
PNC Funding Corp., 7.50%, 11/1/2009	A3	1,530,000	1,626,699
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	85,000	89,211
Wachovia Corp., 5.25%, 8/1/2014	A1	3,340,000	3,303,170
William Street Funding Corp.[3,4,5], 5.71%, 6/23/2012	Aaa	1,750,000	1,750,000
			6,769,080

Diversified Financial Services - 0.60%
Citigroup, Inc., 5.00%, 9/15/2014	Aa2	1,280,000	1,247,073

Insurance - 1.76%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	Aa2	1,965,000	1,956,716
American International Group, Inc., 4.25%, 5/15/2013	Aa2	1,840,000	1,727,786
			3,684,502
Total Financials			15,867,370

Health Care - 1.45%
Pharmaceuticals - 1.45%
Abbott Laboratories, 3.50%, 2/17/2009	A1	1,305,000	1,259,076
Abbott Laboratories, 5.875%, 5/15/2016	A1	500,000	517,974
Wyeth[6], 5.50%, 3/15/2013	Baa1	1,240,000	1,245,713
Total Health Care			3,022,763

Industrials - 6.52%
Aerospace & Defense - 0.60%
Boeing Capital Corp., 6.50%, 2/15/2012	A2	1,175,000	1,245,958

Air Freight & Logistics - 0.60%
FedEx Corp., 3.50%, 4/1/2009	Baa2	1,310,000	1,256,832

Airlines - 1.23%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa1	2,630,000	2,566,272

Industrial Conglomerates - 2.31%
General Electric Capital Corp., 1.40%, 11/2/2006 (JPY)	Aaa	190,000,000	1,610,091
General Electric Capital Corp., 3.75%, 4/9/2008 (EUR)	Aaa	1,215,000	1,540,894
General Electric Capital Corp., 6.75%, 3/15/2032	Aaa	1,460,000	1,668,838
			4,819,823

Machinery - 0.58%
John Deere Capital Corp., 7.00%, 3/15/2012	A3	1,125,000	1,214,259

Road & Rail - 1.20%
CSX Corp., 6.75%, 3/15/2011	Baa2	1,585,000	1,672,373
Union Pacific Corp., 6.65%, 1/15/2011	Baa2	785,000	824,689
			2,497,062
Total Industrials			13,600,206

Information Technology - 1.64%
Communications Equipment - 1.64%
Cisco Systems, Inc., 5.25%, 2/22/2011	A1	775,000	778,262
Corning, Inc., 6.20%, 3/15/2016	Baa2	2,590,000	2,649,316
Total Information Technology			3,427,578

Materials - 0.77%
Metals & Mining - 0.77%
Alcoa, Inc., 7.375%, 8/1/2010	A2	1,505,000	1,615,813

Telecommunication Services - 0.81%
Diversified Telecommunication Services - 0.81%
Verizon Wireless Capital LLC, 5.375%, 12/15/2006	A2	1,695,000	1,694,395

Utilities - 2.25%
Electric Utilities - 1.23%
Allegheny Energy Supply Co. LLC [4,7], 8.25%, 4/15/2012	Ba3	1,180,000	1,286,200
American Electric Power Co., Inc., 5.375%, 3/15/2010	Baa2	1,275,000	1,275,195
			2,561,395

Independent Power Producers & Energy Traders - 0.58%
TXU Energy Co., 7.00%, 3/15/2013	Baa2	1,155,000	1,212,621

Multi-Utilities - 0.44%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	Baa3	770,000	857,035
Duke Energy Field Services Corp., 7.875%, 8/16/2010	Baa2	30,000	32,471
Sempra Energy, 7.95%, 3/1/2010	Baa1	30,000	32,351
			921,857
Total Utilities			4,695,873

Total Non-Convertible Corporate Bonds
(Identified Cost $67,618,578)			67,091,118

TOTAL CORPORATE BONDS
(Identified Cost $77,527,831)			77,402,831

FOREIGN BONDS - 0.81%
Financials - 0.81%
Commercial Banks - 0.81%
MBNA Europe Funding plc, 3.00%, 2/7/2008 (United Kingdom) (EUR)
(Identified Cost $1,717,799)	Aa1	1,350,000	1,694,880

SUPRANATIONAL OBLIGATIONS - 0.79%
International Bank for Reconstruction and Development, 2.00%, 2/18/2008 (JPY)
(Identified Cost $1,731,873)	Aaa	190,000,000	1,638,025

U.S. GOVERNMENT AGENCIES - 54.28%
Mortgage-Backed Securities - 51.35%
Fannie Mae, Pool #244510, 5.50%, 12/1/2008		8,455	8,435
Fannie Mae, Pool #190549, 5.50%, 1/1/2009		10,590	10,569
Fannie Mae, Pool #50972, 5.50%, 1/1/2009		10,138	10,114
Fannie Mae, Pool #663794, 5.50%, 9/1/2017		151,807	152,144
Fannie Mae, Pool #555389, 5.50%, 4/1/2018		583,942	585,239
Fannie Mae, Pool #697020, 5.50%, 5/1/2018		46,377	46,457
Fannie Mae, Pool #741610, 5.50%, 9/1/2018		476,176	477,001
Fannie Mae, Pool #761280, 5.50%, 2/1/2019		136,705	136,816
Fannie Mae, Pool #725793, 5.50%, 9/1/2019		663,288	664,437
Fannie Mae, Pool #741552, 6.50%, 9/1/2033		569,245	580,959
Fannie Mae, Pool #747607, 6.50%, 11/1/2033		90,992	92,864
Fannie Mae, Pool #776452, 6.50%, 1/1/2034		46,126	47,076
Fannie Mae, Pool #765848, 6.50%, 2/1/2034		73,893	75,326
Fannie Mae, Pool #766304, 6.50%, 3/1/2034		71,897	73,292
Fannie Mae, Pool #725686, 6.50%, 7/1/2034		166,724	170,403
Fannie Mae, Pool #782769, 6.50%, 7/1/2034		685,896	699,203
Fannie Mae, Pool #786281, 6.50%, 7/1/2034		56,798	57,900
Fannie Mae, Pool #786692, 6.50%, 8/1/2034		62,240	63,447
Fannie Mae, Pool #799657, 6.50%, 11/1/2034		434,346	442,773
Fannie Mae, Pool #812185, 4.50%, 2/1/2035		442,032	413,125
Fannie Mae, Pool #815409, 4.50%, 2/1/2035		221,613	207,121
Fannie Mae, Pool #815926, 4.50%, 4/1/2035		977,327	913,413
Fannie Mae, TBA[8], 5.00%, 10/15/2021		5,628,000	5,529,510
Fannie Mae, TBA[8], 4.50%, 11/15/2021		6,750,000	6,509,531
Fannie Mae, TBA[8], 5.00%, 10/15/2036		12,098,000	11,625,428
Fannie Mae, TBA[8], 5.50%, 11/15/2036		18,324,000	18,043,423
Fannie Mae, TBA[8], 6.00%, 11/15/2036		6,966,000	6,992,123
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010		568,004	555,472
Federal Home Loan Mortgage Corp., Pool #E00593, 5.50%, 11/1/2013		18,705	18,786
Federal Home Loan Mortgage Corp., Pool #E91213, 5.50%, 9/1/2017		83,784	83,947
Federal Home Loan Mortgage Corp., Pool #B11112, 5.50%, 11/1/2018		509,624	510,437
Federal Home Loan Mortgage Corp., Pool #B11862, 5.50%, 1/1/2019		242,488	242,875
Federal Home Loan Mortgage Corp., Pool #B16144, 5.50%, 8/1/2019		165,416	165,532
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019		1,284,665	1,285,563
Federal Home Loan Mortgage Corp., Pool #815122, 5.50%, 4/1/2020		173,198	173,182
Federal Home Loan Mortgage Corp., Pool #A22067, 6.50%, 5/1/2034		13,188	13,448
Federal Home Loan Mortgage Corp., Pool #A25775, 6.50%, 8/1/2034		713,535	727,566
Federal Home Loan Mortgage Corp., Pool #G01741, 6.50%, 10/1/2034		621,624	635,596
Federal Home Loan Mortgage Corp., Pool #G01782, 6.50%, 2/1/2035		511,480	522,153
Federal Home Loan Mortgage Corp., TBA[8], 5.00%, 10/15/2021		4,435,000	4,356,004
Federal Home Loan Mortgage Corp., TBA[8], 4.50%, 12/15/2021		7,409,000	7,131,162
Federal Home Loan Mortgage Corp., TBA[8], 5.00%, 11/15/2036		8,351,000	8,027,399
Federal Home Loan Mortgage Corp., TBA[8], 5.50%, 11/15/2036		10,679,000	10,522,147
Federal Home Loan Mortgage Corp., TBA[8], 6.00%, 11/15/2036		3,973,000	3,990,382
GNMA, Pool #487193, 5.00%, 4/15/2020		719,673	710,966
GNMA, Pool #563559, 6.50%, 4/15/2032		740,401	760,419
GNMA, Pool #552765, 6.50%, 9/15/2032		878,083	901,823
GNMA, TBA[8], 5.00%, 10/15/2036		2,752,000	2,672,880
GNMA, TBA[8], 5.50%, 10/15/2036		5,416,000	5,378,765
GNMA, TBA[8], 6.00%, 10/15/2036		3,159,360	3,196,877

Total Mortgage-Backed Securities
(Identified Cost $106,672,466)			107,211,510

Other Agencies - 2.93%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032
(Identified Cost $5,755,792)		5,275,000	6,110,755

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $112,428,258)			113,322,265

SHORT-TERM INVESTMENTS - 51.05%
Dreyfus Treasury Cash Management - Institutional Shares		4,587,850	4,587,850
Fannie Mae Discount Note, 10/11/2006		$4,000,000	3,994,027
Fannie Mae Discount Note, 10/16/2006		5,000,000	4,989,292
Fannie Mae Discount Note, 12/13/2006		7,500,000	7,424,100
Federal Farm Credit Discount Note, 10/10/2006		12,000,000	11,984,580
Federal Home Loan Bank Discount Note, 11/8/2006		7,500,000	7,460,445
Federal Home Loan Bank Discount Note, 11/10/2006		44,000,000	43,747,938
Federal Home Loan Bank Discount Note, 11/15/2006		7,500,000	7,453,255
Federal Home Loan Bank Discount Note, 12/15/2006		4,500,000	4,453,195
Freddie Mac Discount Note, 10/17/2006		10,500,000	10,475,967

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $106,563,917)			106,570,649

TOTAL INVESTMENTS - 144.01%
(Identified Cost $299,969,678)			300,628,650

LIABILITIES, LESS OTHER ASSETS - (44.01%)			(91,870,825)

NET ASSETS - 100%			$208,757,825

1Credit ratings from Moody's (unaudited).
2Credit ratings from S&P (unaudited).
3The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of September 30, 2006.
4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $3,036,200, or 1.5%, of the Series' net assets as of September 30, 2006.
5 This security has been determined to be illiquid under guidelines established by the Board of Directors.
6The coupon rate will increase with every ratings downgrade and decrease with every ratings upgrade. The coupon rate stated is the rate as of September 30, 2006.
7 This security has been determined to be liquid under guidelines established by the Board of Directors.
8Securities purchased on a forward commitment or when-issued basis. TBA - to be announced.

Federal Tax Information:

On September 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$299,969,678

Unrealized appreciation	$2,250,851
Unrealized depreciation	(1,591,879)

Net unrealized appreciation	$658,972

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal Amount/
Ohio Tax Exempt Series	(unaudited)	Shares	Value
OHIO MUNICIPAL SECURITIES - 95.7%

Amherst Exempt Village School District, G.O. Bond, FGIC, 4.75%, 12/1/2010	Aaa	$200,000	$209,396
Avon Lake City School District, Prerefunded Balance, G.O. Bond, FGIC, 5.75%, 12/1/2014	Aaa	500,000	541,800
Bedford Heights, G.O. Bond, Series A, AMBAC, 5.65%, 12/1/2014	Aaa	50,000	53,172
Big Walnut Local School District, Delaware County, School Facilities Construction & Impt., G.O. Bond, FSA, 4.50%, 12/1/2029	Aaa	200,000	201,350
Canal Winchester Local School District, G.O. Bond, MBIA, 5.00%, 12/1/2025	Aaa	355,000	377,035
Chagrin Falls Exempt Village School District, Prerefunded Balance, G.O. Bond, 5.55%, 12/1/2022	Aa3	100,000	103,281
Chillicothe Water System, Revenue Bond, MBIA, 4.00%, 12/1/2009	Aaa	125,000	126,819
Cincinnati, Various Purposes, G.O. Bond, Series A, 5.00%, 12/1/2011	Aa1	200,000	213,418
Cleveland Heights & University Heights County School District, Library Impt., G.O. Bond, 5.125%, 12/1/2026	Aa3	200,000	212,300
Cleveland Waterworks, Prerefunded Balance, Revenue Bond, Series I, FSA, 5.00%, 1/1/2028	Aaa	110,000	113,043
Cleveland Waterworks, Unrefunded Balance, Revenue Bond, Series I, FSA, 5.00%, 1/1/2028	Aaa	155,000	158,422
Columbus, Limited Tax, G.O. Bond, Series 2, 5.00%, 7/1/2017	Aaa	250,000	269,800
Delaware City School District, Prerefunded Balance, G.O. Bond, FSA, 5.00%, 12/1/2025	Aaa	200,000	208,026
Delaware City School District, Prerefunded Balance, G.O. Bond, FSA, 5.00%, 12/1/2025	Aaa	100,000	104,013
Dublin City School District, School Facilities Construction & Impt., G.O. Bond, 5.375%, 12/1/2017	Aa1	350,000	380,257
Eaton City School District, G.O. Bond, FGIC, 5.00%, 12/1/2029	Aaa	200,000	209,934
Erie County, G.O. Bond, FGIC, 4.75%, 10/1/2019	Aaa	175,000	177,775
Euclid, G.O. Bond, MBIA, 4.25%, 12/1/2023	Aaa	465,000	465,293
Fairbanks Local School District, School Facilities Construction & Impt., G.O Bond, FSA, 4.50%, 12/1/2028	Aaa	400,000	402,476
Fairfield County, Building Impt., G.O. Bond, 5.00%, 12/1/2018	Aa3	250,000	263,712
Fairview Park City School District, School Impt., G.O. Bond, MBIA, 5.00%, 12/1/2029	Aaa	315,000	333,846
Field Local School District, School Facilities Construction & Impt., G.O. Bond, AMBAC, 5.00%, 12/1/2026	Aaa	200,000	212,714
Garfield Heights City School District, School Impt., G.O. Bond, MBIA, 5.00%, 12/15/2026	Aaa	250,000	260,207
Genoa Area Local School District, Prerefunded Balance, G.O. Bond, FGIC, 5.40%, 12/1/2027	Aaa	150,000	162,264
Greater Cleveland Regional Transit Authority, Capital Impts., G.O. Bond, FGIC, 4.125%, 12/1/2023	Aaa	450,000	439,416
Greene County Sewer System, Governmental Enterprise, Prerefunded Balance, Revenue Bond, AMBAC, 5.625%, 12/1/2025	Aaa	235,000	255,772
Hancock County, Various Purposes, G.O. Bond, MBIA, 4.00%, 12/1/2016	Aaa	200,000	202,940
Highland Local School District, School Impt., G.O. Bond, FSA, 5.00%, 12/1/2009	Aaa	190,000	198,303
Hilliard School District, Prerefunded Balance, G.O. Bond, Series A, FGIC, 5.00%, 12/1/2020	Aaa	225,000	227,783
Jackson Local School District, Stark & Summit Counties, Construction & Impt., G.O. Bond, FGIC, 5.00%, 12/1/2030	Aaa	200,000	210,390
Jackson Local School District, Stark & Summit Counties, G.O. Bond, FGIC, 3.50%, 12/1/2011	Aaa	210,000	209,137
Licking County Joint Vocational School District, School Facilities Construction & Impt., G.O. Bond, MBIA, 5.00%, 12/1/2007	Aaa	300,000	305,076
Licking Heights Local School District, School Facilities Construction & Impt., G.O. Bond, Series A, MBIA, 5.00%, 12/1/2022	Aaa	250,000	267,775
Lorain City School District, Classroom Facilities Impt., G.O. Bond, MBIA, 4.75%, 12/1/2025	Aaa	400,000	413,944
Loveland City School District, Prerefunded Balance, G.O. Bond, Series A, MBIA, 5.00%, 12/1/2024	Aaa	200,000	210,468
Mansfield City School District, Various Purposes, Prerefunded Balance, G.O. Bond, MBIA, 5.75%, 12/1/2022	Aaa	250,000	268,855
Marysville Exempt Village School District, G.O. Bond, FSA, 5.00%, 12/1/2023	Aaa	500,000	536,060
Maumee City School District, School Facilities Construction & Impt., G.O. Bond, FSA, 4.60%, 12/1/2031	Aaa	260,000	262,995
Maumee, G.O. Bond, MBIA, 4.125%, 12/1/2018	Aaa	375,000	381,465
Medina City School District, G.O. Bond, FGIC, 5.00%, 12/1/2018	Aaa	150,000	153,837
Mentor, Prerefunded Balance, G.O. Bond, 5.25%, 12/1/2017	Aa2	100,000	102,274
Minster Local School District, G.O. Bond, FSA, 4.25%, 12/1/2018	AAA[2]	250,000	255,100
Mississinawa Valley Local School District, Classroom Facilities, G.O. Bond, FSA, 5.75%, 12/1/2022	Aaa	205,000	225,279
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2025	Aaa	45,000	48,211
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2029	Aaa	95,000	101,779
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2025	Aaa	270,000	284,267
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2029	Aaa	130,000	135,392
North Olmsted, Prerefunded Balance, G.O. Bond, AMBAC, 5.00%, 12/1/2016	Aaa	125,000	128,319
Northwood Local School District, G.O. Bond, AMBAC, 5.55%, 12/1/2006	Aaa	65,000	65,213
Ohio State Common Schools Capital Facilities, Prerefunded Balance, G.O. Bond, Series A, 4.75%, 6/15/2020	Aa1	250,000	260,420
Ohio State Infrastructure Impt., Prerefunded Balance, G.O. Bond, 5.20%, 8/1/2010	Aa1	50,000	51,185
Ohio State Water Development Authority, Fresh Water, Prerefunded Balance, Revenue Bond, FSA, 5.125%, 12/1/2023	Aaa	300,000	310,668
Ohio State Water Development Authority, Pollution Control, Revenue Bond, 5.25%, 12/1/2015	Aaa	200,000	222,960
Ohio State Water Development Authority, Pure Water, Revenue Bond, Series I, AMBAC, 6.00%, 12/1/2016	Aaa	40,000	44,870
Ontario Local School District, Prerefunded Balance, G.O. Bond, FSA, 5.00%, 12/1/2023	Aaa	350,000	364,046
Orange City School District, G.O. Bond, 5.00%, 12/1/2023	Aaa	305,000	315,663
Painesville City School District, School Impt., G.O. Bond, FGIC, 4.50%, 12/1/2025	Aaa	170,000	172,314
Pickerington Local School District, G.O. Bond, MBIA, 4.30%, 12/1/2024	Aaa	300,000	298,860
Plain Local School District, G.O. Bond, FGIC, 5.00%, 12/1/2030	Aaa	140,000	146,412
Sidney City School District, School Impt., G.O. Bond, Series B, FGIC, 5.10%, 12/1/2019	Aaa	150,000	160,160
South-Western City School District, Franklin & Pickway County, G.O. Bond, AMBAC, 4.75%, 12/1/2026	Aaa	175,000	177,510
Springboro Community City School District, School Impt., G.O. Bond, MBIA, 5.00%, 12/1/2025	Aaa	280,000	296,430
Tallmadge City School District, School Facilities, G.O. Bond, FSA, 5.00%, 12/1/2031	AAA[2]	200,000	211,220
Tecumseh Local School District, School Impt., G.O. Bond, FGIC, 4.75%, 12/1/2027	Aaa	195,000	201,117
Troy City School District, School Impt., G.O. Bond, FSA, 4.00%, 12/1/2014	Aaa	250,000	254,655
Twinsburg Local School District, Prerefunded Balance, G.O. Bond, FGIC, 5.90%, 12/1/2021	Aaa	325,000	332,745
Upper Arlington City School District, Capital Appreciation, Prerefunded Balance, G.O. Bond, MBIA, 5.25%, 12/1/2022	Aaa	255,000	258,264
Van Buren Local School District, School Facilities Construction & Impt., G.O. Bond, FSA, 5.25%, 12/1/2016	Aaa	300,000	321,984
Van Wert City School District, School Impt., G.O. Bond, FGIC, 5.00%, 12/1/2020	Aaa	500,000	531,580
Vandalia, G.O. Bond, AMBAC, 5.00%, 12/1/2015	Aaa	235,000	255,363
Washington Court House City School District, School Impt., G.O. Bond, FGIC, 5.00%, 12/1/2029	Aaa	500,000	531,335
Westerville City School District, G.O. Bond, MBIA, 5.00%, 12/1/2027	Aaa	200,000	206,970
Wood County, G.O. Bond, 5.40%, 12/1/2013	Aa3	50,000	50,064
Wyoming City School District, Prerefunded Balance, G.O. Bond, Series B, FGIC, 5.15%, 12/1/2027	Aaa	300,000	312,972

TOTAL OHIO MUNICIPAL SECURITIES
(Identified Cost $17,489,375)			17,940,170

SHORT-TERM INVESTMENTS - 3.0%
Dreyfus Municipal Reserves - Class R
(Identified Cost $565,967)		565,967	565,967

TOTAL INVESTMENTS - 98.7%
(Identified Cost $18,055,342)			18,506,137

OTHER ASSETS, LESS LIABILITIES - 1.3%			239,060

NET ASSETS - 100%			$18,745,197

KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Assurance Corp.)
FGIC (Financial Guaranty Insurance Co.)
FSA (Financial Security Assurance)
MBIA (MBIA, Inc.)
The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).
2Credit ratings from S&P (unaudited).

The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 29.3%; MBIA - 24.9%; FSA - 22.0%.

Federal Tax Information:

On September 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$17,984,547

Unrealized appreciation	$549,765
Unrealized depreciation	(28,175)

Net unrealized appreciation	$521,590

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal Amount/
New York Tax Exempt Series	(unaudited)	Shares	Value
NEW YORK MUNICIPAL SECURITIES - 96.1%

Amherst, Public Impt., G.O. Bond, FGIC, 4.625%, 3/1/2007	Aaa	$200,000	$200,944
Arlington Central School District, G.O. Bond, MBIA, 4.625%, 12/15/2024	Aaa	845,000	871,339
Arlington Central School District, G.O. Bond, MBIA, 4.625%, 12/15/2025	Aaa	365,000	375,001
Auburn City School District, G.O. Bond, FGIC, 4.55%, 12/1/2006	Aaa	385,000	385,678
Beacon City School District, G.O. Bond, MBIA, 5.60%, 7/15/2019	Aaa	500,000	532,505
Brookhaven, Public Impt., G.O. Bond, FGIC, 4.00%, 5/1/2023	Aaa	900,000	884,961
Brookhaven, Public Impt., G.O. Bond, FGIC, 4.00%, 5/1/2024	Aaa	815,000	795,839
Buffalo, Prerefunded Balance, G.O. Bond, Series A, AMBAC, 5.20%, 2/1/2010	Aaa	250,000	256,400
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Revenue Bond, Series B, MBIA, 5.00%, 9/1/2016	Aaa	525,000	572,155
Buffalo Municipal Water Finance Authority, Water Systems, Prerefunded Balance, Revenue Bond, Series A, FGIC, 5.00%, 7/1/2028	Aaa	750,000	776,400
Cattaraugus County, Public Impt., G.O. Bond, AMBAC, 5.00%, 8/1/2007	Aaa	300,000	303,723
Chautauqua County, Public Impt., G.O. Bond, Series B, MBIA, 4.50%, 12/15/2018	Aaa	485,000	511,234
Clyde-Savannah Central School District, G.O. Bond, FGIC, 5.00%, 6/1/2013	Aaa	500,000	540,305
Colonie, G.O. Bond, MBIA, 5.20%, 8/15/2008	Aaa	100,000	101,375
Dryden Central School District, G.O. Bond, FSA, 5.50%, 6/15/2011	Aaa	200,000	202,388
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, MBIA, 4.00%, 12/15/2016	Aaa	315,000	320,172
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, MBIA, 4.00%, 12/15/2016	Aaa	360,000	367,340
East Aurora Union Free School District, G.O. Bond, FGIC, 5.20%, 6/15/2011	Aaa	300,000	303,345
Eastchester, Public Impt., G.O. Bond, Series B, FSA, 4.90%, 10/15/2011	Aaa	385,000	390,117
Ellenville Central School District, G.O. Bond, FSA, 5.375%, 5/1/2009	Aaa	210,000	214,504
Ellenville Central School District, G.O. Bond, AMBAC, 5.70%, 5/1/2011	Aaa	700,000	722,218
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 5.00%, 9/1/2014	Aaa	500,000	536,470
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 4.75%, 10/1/2016	Aaa	550,000	573,485
Fairport Central School District, G.O. Bond, FSA, 5.00%, 6/1/2019	Aaa	500,000	531,375
Franklin Square Union Free School District, G.O. Bond, FGIC, 5.00%, 1/15/2021	Aaa	520,000	544,690
Freeport, G.O. Bond, Series A, FGIC, 4.00%, 1/15/2014	Aaa	540,000	549,850
Greece Central School District, G.O. Bond, FSA, 4.60%, 6/15/2018	Aaa	180,000	186,023
Hamburg Central School District, G.O. Bond, FGIC, 5.375%, 6/1/2014	Aaa	600,000	619,386
Hempstead Town, Unrefunded Balance, G.O. Bond, Series B, FGIC, 5.625%, 2/1/2010	Aaa	165,000	167,736
Huntington, G.O. Bond, MBIA, 5.875%, 9/1/2009	Aaa	45,000	45,425
Islip, Public Impt., G.O. Bond, FGIC, 5.375%, 6/15/2015	Aaa	1,555,000	1,662,497
Jamesville-Dewitt Central School District, G.O. Bond, AMBAC, 5.75%, 6/15/2009	Aaa	420,000	444,461
Johnson City Central School District, G.O. Bond, FGIC, 4.25%, 6/15/2024	Aaa	500,000	500,625
Johnson City Central School District, G.O. Bond, FGIC, 4.375%, 6/15/2028	Aaa	1,000,000	1,000,920
Johnson City Central School District, G.O. Bond, FGIC, 4.375%, 6/15/2030	Aaa	985,000	978,332
Le Roy Central School District, G.O. Bond, FGIC, 0.10%, 6/15/2008	Aaa	350,000	329,017
Long Island Power Authority, Electric Systems, Revenue Bond, Series A, FGIC, 5.00%, 12/1/2019	Aaa	1,000,000	1,082,920
Long Island Power Authority, Electric Systems, Revenue Bond, Series A, FGIC, 5.00%, 12/1/2025	Aaa	1,690,000	1,804,785
Longwood Central School District at Middle Island, G.O. Bond, FSA, 5.00%, 6/15/2017	Aaa	250,000	261,003
Longwood Central School District at Middle Island, G.O. Bond, FSA, 5.00%, 6/15/2018	Aaa	250,000	261,003
Metropolitan Transportation Authority, Revenue Bond, Series A, FGIC, 5.00%, 11/15/2025	Aaa	1,500,000	1,587,510
Metropolitan Transportation Authority, Revenue Bond, Series A, FSA, 5.00%, 11/15/2030	Aaa	500,000	522,965
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bond, Series A, MBIA, 5.00%, 11/15/2030	Aaa	750,000	781,672
Metropolitan Transportation Authority, Transportation Facilities, Prerefunded Balance, Revenue Bond, Series B,
AMBAC, 5.00%, 7/1/2018	Aaa	1,500,000	1,604,850
Monroe County, Water Impt., G.O. Bond, 5.25%, 2/1/2017	Baa1	320,000	324,403
Monroe County, Public Impt., G.O. Bond, AMBAC, 4.125%, 6/1/2020	Aaa	1,000,000	1,013,430
Monroe County Water Authority, Revenue Bond, 5.00%, 8/1/2019	Aa3	1,700,000	1,754,740
Mount Morris Central School District, G.O. Bond, FGIC, 4.125%, 6/15/2013	Aaa	790,000	815,738
Nassau County, Combined Sewer Districts, G.O. Bond, Series F, MBIA, 5.35%, 7/1/2008	Aaa	1,500,000	1,545,990
Nassau County, General Impt., G.O. Bond, Series C, FSA, 5.125%, 1/1/2014	Aaa	500,000	531,465
Nassau County, General Impt., G.O. Bond, Series U, AMBAC, 5.25%, 11/1/2014	Aaa	335,000	342,186
Nassau County, General Impt., G.O. Bond, Series V, AMBAC, 5.25%, 3/1/2015	Aaa	385,000	395,484
Nassau County Interim Financial Authority, Sales Tax Secured, Revenue Bond, Series A, AMBAC, 4.75%, 11/15/2023	Aaa	1,000,000	1,039,150
New Hyde Park Garden City Park District, Union Free School District, G.O. Bond, FSA, 4.125%, 6/15/2023	Aaa	200,000	199,558
New Hyde Park Garden City Park District, Union Free School District, G.O. Bond, FSA, 4.125%, 6/15/2024	Aaa	250,000	247,877
New York, G.O. Bond, Series I, MBIA, 5.00%, 5/15/2028	Aaa	1,900,000	1,950,711
New York, G.O. Bond, Series K, FSA, 5.375%, 8/1/2020	Aaa	1,000,000	1,054,260
New York City, G.O. Bond, Series A, CIFG, 5.00%, 8/1/2024	Aaa	1,000,000	1,062,300
New York City Municipal Water Finance Authority, Water & Sewer Systems, Revenue Bond, Series A, AMBAC, 5.00%, 6/15/2035	Aaa	750,000	781,605
New York City Municipal Water Finance Authority, Water & Sewer Systems, Revenue Bond, Series B, FGIC, 5.125%, 6/15/2030	Aaa	2,000,000	2,037,340
New York City Municipal Water Finance Authority, Water & Sewer Systems, Revenue Bond, Series D, AMBAC, 4.50%, 6/15/2036	Aaa	500,000	499,155
New York City Municipal Water Finance Authority, Revenue Bond, Series E, FGIC, 5.00%, 6/15/2026	Aaa	750,000	781,215
New York City Transitional Finance Authority, Prerefunded Balance, Revenue Bond, Series A, 5.50%, 2/15/2011	Aa1	1,000,000	1,072,380
New York State, G.O. Bond, Series A, 4.60%, 3/15/2013	Aa3	475,000	497,776
New York State, Prerefunded Balance, G.O. Bond, Series B, 5.125%, 3/1/2018	Aa3	1,000,000	1,032,270
New York State, G.O. Bond, Series C, FSA, 5.00%, 4/15/2012	AAA[2]	700,000	751,905
New York State, G.O. Bond, Series A, 4.50%, 3/15/2019	Aa3	500,000	520,630
New York State, Prerefunded Balance, G.O. Bond, Series D, AMBAC, 5.00%, 7/15/2015	Aaa	500,000	517,875
New York State Dormitory Authority, Columbia University, Revenue Bond, Series A, 5.00%, 7/1/2025	Aaa	500,000	528,800
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, MBIA, 5.00%, 6/15/2021	Aaa	600,000	637,254
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, 4.50%, 6/15/2022	Aaa	300,000	307,671
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, Series B, 5.00%, 6/15/2027	Aaa	1,000,000	1,043,440
New York State Environmental Facilities Corp., Personal Income Tax, Revenue Bond, Series A, 5.00%, 12/15/2019	AAA[2]	750,000	809,070
New York State Environmental Facilities Corp., Pollution Control, Revenue Bond, Series B, 6.65%, 9/15/2013	Aaa	250,000	252,160
New York State Environmental Facilities Corp., Pollution Control, Revenue Bond, Series E, MBIA, 5.00%, 6/15/2012	Aaa	200,000	203,860
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Revenue Bond, Series A, 4.65%, 6/15/2007	Aaa	110,000	110,783
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Revenue Bond, Series B, 5.20%, 5/15/2014	Aaa	440,000	476,445
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Revenue Bond, Series A, 5.20%, 6/15/2015	Aaa	25,000	25,529
New York State Housing Finance Agency, State University Construction, Revenue Bond, Series A, 8.00%, 5/1/2011	Aaa	250,000	277,890
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Revenue Bond, Series A, FGIC, 5.50%, 4/1/2015	Aaa	320,000	349,200
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Revenue Bond, Series A, AMBAC, 5.25%, 4/1/2017	Aaa	555,000	570,873
New York State Thruway Authority, Revenue Bond, Series F, AMBAC, 5.00%, 1/1/2026	Aaa	340,000	360,492
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Revenue Bond, Series B, MBIA, 5.25%, 4/1/2016	Aaa	300,000	323,199
New York State Thruway Authority, Highway & Bridge, Revenue Bond, Series C, MBIA, 5.25%, 4/1/2011	Aaa	1,000,000	1,070,850
New York State Thruway Authority, Highway & Bridge, Revenue Bond, Series C, AMBAC, 5.00%, 4/1/2020	Aaa	750,000	795,097
New York State Thruway Authority, Personal Income Tax, Revenue Bond, Series A, FSA, 5.00%, 3/15/2014	Aaa	500,000	538,235
New York State Thruway Authority, Personal Income Tax, Revenue Bond, Series A, MBIA, 5.00%, 3/15/2016	Aaa	300,000	320,556
New York State Urban Development Corp., Prerefunded Balance, Revenue Bond, 5.375%, 7/1/2022	Aaa	195,000	201,162
New York State Urban Development Corp., Unrefunded Balance, Revenue Bond, 5.375%, 7/1/2022	Aaa	205,000	209,371
New York State Urban Development Corp., Correctional Capital Facilities, Revenue Bond, Series A, FSA, 5.25%, 1/1/2014	Aaa	500,000	540,740
Niagara County, G.O. Bond, Series B, MBIA, 5.20%, 1/15/2011	Aaa	400,000	401,832
Niagara Falls City School District, G.O. Bond, FSA, 4.375%, 9/15/2029	AAA[2]	885,000	885,575
North Hempstead, G.O. Bond, Series A, FGIC, 4.75%, 1/15/2023	Aaa	1,000,000	1,025,580
Norwich City School District, G.O. Bond, FSA, 5.00%, 6/15/2010	Aaa	250,000	262,852
Panama Central School District, G.O. Bond, FGIC, 5.00%, 6/15/2019	Aaa	595,000	631,944
Patchogue-Medford Union Free School District, G.O. Bond, Series A, FGIC, 3.50%, 7/1/2012	Aaa	805,000	806,224
Pavilion Central School District, G.O. Bond, FSA, 5.625%, 6/15/2018	Aaa	880,000	934,278
Phelps-Clifton Springs Central School District, G.O. Bond, Series B, MBIA, 5.00%, 6/15/2021	Aaa	850,000	911,251
Phelps-Clifton Springs Central School District, G.O. Bond, Series B, MBIA, 5.00%, 6/15/2022	Aaa	450,000	481,603
Ravena Coeymans Selkirk Central School District, G.O. Bond, FSA, 4.25%, 6/15/2014	Aaa	1,180,000	1,223,294
Rochester, G.O. Bond, Series A, AMBAC, 5.00%, 8/15/2020	Aaa	250,000	278,110
Rochester, G.O. Bond, Series A, AMBAC, 5.00%, 8/15/2022	Aaa	95,000	105,963
Rondout Valley Central School District, G.O. Bond, FSA, 5.375%, 3/1/2020	Aaa	500,000	534,750
Schenectady, G.O. Bond, MBIA, 5.30%, 2/1/2011	Aaa	250,000	256,345
Scotia Glenville Central School District, G.O. Bond, FGIC, 5.50%, 6/15/2020	Aaa	1,025,000	1,087,453
South Glens Falls Central School District, G.O. Bond, FGIC, 5.375%, 6/15/2018	Aaa	605,000	639,927
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, FGIC, 5.375%, 6/15/2018	Aaa	95,000	100,176
South Huntington Union Free School District, G.O. Bond, FGIC, 5.00%, 9/15/2016	Aaa	325,000	339,281
South Huntington Union Free School District, G.O. Bond, FGIC, 5.10%, 9/15/2017	Aaa	100,000	104,699
Suffolk County, Public Impt., G.O. Bond, Series A, MBIA, 4.25%, 5/1/2024	Aaa	1,000,000	1,007,810
Suffolk County, G.O. Bond, Series A, FGIC, 4.75%, 8/1/2019	Aaa	895,000	923,604
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond, Series A, AMBAC, 5.00%, 6/1/2017	Aaa	400,000	411,940
Suffolk County Water Authority, Revenue Bond, MBIA, 5.10%, 6/1/2009	Aaa	55,000	57,257
Suffolk County Water Authority, Unrefunded Balance, Revenue Bond, MBIA, 5.10%, 6/1/2009	Aaa	195,000	202,985
Suffolk County Water Authority, Revenue Bond, MBIA, 4.50%, 6/1/2027	Aaa	1,160,000	1,175,741
Sullivan County, Public Impt., G.O. Bond, MBIA, 5.125%, 3/15/2013	Aaa	330,000	330,393
Syracuse, Public Impt., G.O. Bond, Series C, AMBAC, 5.40%, 8/1/2017	Aaa	700,000	753,928
Syracuse, Public Impt., G.O. Bond, Series C, AMBAC, 5.50%, 8/1/2018	Aaa	850,000	918,510
Syracuse, Public Impt., G.O. Bond, Series A, MBIA, 4.25%, 6/15/2023	Aaa	690,000	696,534
Syracuse, Public Impt., G.O. Bond, Series A, MBIA, 4.375%, 6/15/2025	Aaa	990,000	1,002,860
Triborough Bridge & Tunnel Authority, General Purposes, Revenue Bond, Series B, 5.00%, 11/15/2020	Aa2	750,000	797,910
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Revenue Bond, Series A, MBIA, 4.75%, 1/1/2019	Aaa	300,000	321,456
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Revenue Bond, Series A, MBIA, 5.00%, 1/1/2032	Aaa	1,695,000	1,813,481
Triborough Bridge & Tunnel Authority, General Purposes, Unrefunded Balance, Revenue Bond, Series A, MBIA, 5.00%, 1/1/2032	Aaa	305,000	315,654
Triborough Bridge & Tunnel Authority, Subordinate Bonds, Revenue Bond, FGIC, 5.00%, 11/15/2032	Aaa	1,000,000	1,045,660
Ulster County, Public Impt., G.O. Bond, 4.50%,11/15/2026	AAA[2]	560,000	572,606
Warwick Valley Central School District, G.O. Bond, FSA, 5.60%, 1/15/2018	Aaa	575,000	617,734
Warwick Valley Central School District, G.O. Bond, FSA, 5.625%, 1/15/2022	Aaa	380,000	408,534
Wayne County, Public Impt., G.O. Bond, MBIA, 4.125%, 6/1/2024	Aaa	500,000	498,360
West Seneca Central School District, G.O. Bond, FSA, 5.00%, 5/1/2011	Aaa	300,000	318,432
Westchester County, G.O. Bond, Series A, 4.75%, 12/15/2008	Aaa	60,000	60,454
Westchester County, Unrefunded Balance, G.O. Bond, Series A, 4.75%, 12/15/2008	Aaa	5,000	5,037
Westchester County, G.O. Bond, Series A, 4.75%, 12/15/2009	Aaa	65,000	65,492
Westchester County, Unrefunded Balance, G.O. Bond, Series A, 4.75%, 12/15/2009	Aaa	5,000	5,037
Westchester County, G.O. Bond, Series B, 4.30%, 12/15/2011	Aaa	15,000	15,575
Westchester County, G.O. Bond, Series B, 3.70%, 12/15/2015	Aaa	1,000,000	1,000,590
Westhampton Beach Union Free School District, G.O. Bond, MBIA, 4.00%, 7/15/2018	Aaa	726,000	735,380
William Floyd Union Free School District of the Mastics-Moriches-Shirley, G.O. Bond, AMBAC, 5.70%, 6/15/2008	Aaa	405,000	419,288
Williamsville Central School District, G.O. Bond, MBIA, 5.00%, 6/15/2012	Aaa	490,000	525,912
Wyandanch Union Free School District, G.O. Bond, FSA, 5.60%, 4/1/2017	Aaa	500,000	510,305
Yonkers, G.O. Bond, Series B, MBIA, 5.00%, 8/1/2023	Aaa	1,125,000	1,202,816
Yonkers, G.O. Bond, Series B, MBIA, 5.00%, 8/1/2030	Aaa	1,095,000	1,158,236

TOTAL NEW YORK MUNICIPAL SECURITIES
(Identified Cost $85,441,529)			87,833,711

SHORT-TERM INVESTMENTS - 2.6%
Dreyfus BASIC New York Municipal Money Market Fund
(Identified Cost $2,379,094)		2,379,094	2,379,094

TOTAL INVESTMENTS - 98.7%
(Identified Cost $87,820,623)			90,212,805

OTHER ASSETS, LESS LIABILITIES - 1.3%			1,201,513

NET ASSETS - 100%			$91,414,318

KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Assurance Corp.)
CIFG (CIFG North America, Inc.)
FGIC (Financial Guaranty Insurance Co.)
FSA (Financial Security Assurance)
MBIA (MBIA, Inc.)
The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody's (unaudited).
2Credit ratings from S&P (unaudited).

The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 29.0%; MBIA - 25.8%; AMBAC - 13.7%; FSA - 13.3%.

Federal Tax Information:

On September 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$87,790,102

Unrealized appreciation	$2,580,781
Unrealized depreciation	(158,078)

Net unrealized appreciation	$2,422,703

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal Amount/
Diversified Tax Exempt Series	(unaudited)	Shares	Value
MUNICIPAL SECURITIES - 96.4%

Alabama - 1.8%
Bessemer Governmental Utility Services Corp., Water Supply, Revenue Bond, MBIA, 5.20%, 6/1/2024	Aaa	$500,000	$520,185
Fort Payne Waterworks Board, Revenue Bond, AMBAC, 3.50%, 7/1/2015	Aaa	665,000	643,195
Hoover Board of Education, Capital Outlay Warrants, Special Tax Warrants, MBIA, 5.25%, 2/15/2017	Aaa	500,000	529,170
Mobile County Board of School Commissioners, Capital Outlay Warrants, Prerefunded Balance, G.O. Bond,
Series B, AMBAC, 5.00%, 3/1/2018	Aaa	500,000	529,205
Odenville Utilities Board Water, Revenue Bond, MBIA, 4.30%, 8/1/2028	Aaa	500,000	505,120
			2,726,875

Alaska - 0.3%
Alaska Municipal Banking Authority, Revenue Bond, MBIA, 4.10%, 6/1/2017	Aaa	455,000	461,488

Arizona - 2.9%
Phoenix, G.O. Bond, Series B, 4.20%, 7/1/2021	Aa1	1,500,000	1,508,670
Salt River Project, Agricultural Impt. & Power District, Certificate of Participation, MBIA, 5.00%, 12/1/2011	Aaa	1,500,000	1,594,080
Yuma County Library District, G.O. Bond, Series A, AMBAC, 4.50%, 7/1/2035	Aaa	1,200,000	1,197,996
			4,300,746

California - 3.8%
California State, G.O. Bond, 5.25%, 2/1/2023	A1	500,000	562,855
California State, G.O. Bond, 4.75%, 12/1/2028	A1	795,000	802,401
Chula Vista Elementary School District, G.O. Bond, Series F, MBIA, 4.80%, 8/1/2024	Aaa	435,000	452,317
Chula Vista Elementary School District, G.O. Bond, Series F, MBIA, 4.875%, 8/1/2025	Aaa	425,000	443,105
Oak Valley Hospital District, G.O. Bond, FGIC, 4.50%, 7/1/2025	Aaa	1,395,000	1,406,983
Richmond Joint Powers Financing Authority, Tax Allocation, Series A, MBIA, 5.25%, 9/1/2025	Aaa	1,570,000	1,675,849
Wiseburn School District, Prerefunded Balance, G.O. Bond, Series A, FGIC, 5.25%, 8/1/2016	Aaa	330,000	341,454
			5,684,964

Colorado - 2.9%
Broomfield Water Activity, Enterprise Water, Revenue Bond, MBIA, 5.00%, 12/1/2015	Aaa	700,000	750,169
Colorado Water Resources & Power Development Authority, Water Resource, Revenue Bond, Series D, FSA, 4.375%, 8/1/2035	Aaa	1,420,000	1,390,294
Commerce City, Certificate of Participation, AMBAC, 4.75%, 12/15/2032	AAA[2]	1,000,000	1,024,340
Denver City & County School District No. 1, Prerefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2023	Aaa	895,000	941,844
Denver City & County School District No. 1, Unrefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2023	Aaa	105,000	109,179
El Paso County School District No. 020, G.O. Bond, Series A, MBIA, 6.20%, 12/15/2007	Aaa	160,000	165,038
			4,380,864

Connecticut - 1.0%
Stamford, G.O. Bond, 4.40%, 2/15/2026	Aaa	1,545,000	1,561,547

Delaware - 1.7%
Delaware Transportation Authority, Revenue Bond, MBIA, 5.00%, 7/1/2011	Aaa	1,000,000	1,062,430
New Castle County, G.O. Bond, Series A, 4.25%, 7/15/2025	Aaa	1,500,000	1,496,070
			2,558,500

Florida - 3.6%
Florida State, Jacksonville Transportation, Prerefunded Balance, G.O. Bond, Series A, 5.00%, 7/1/2027	Aa1	710,000	724,860
Florida State Board of Education, Capital Outlay, Prerefunded Balance, G.O. Bond, Series A, 5.00%, 6/1/2027	Aaa	750,000	764,805
Florida State Board of Education, Capital Outlay, Public Education, G.O. Bond, Series C, AMBAC, 5.00%, 6/1/2011	Aaa	425,000	451,146
Florida State Board of Education, Capital Outlay, Public Education, G.O. Bond, Series A, FSA, 4.50%, 6/1/2025	Aa1	1,280,000	1,301,082
Florida State Department of Transportation, G.O. Bond, 5.00%, 7/1/2027	Aa1	1,000,000	1,049,570
Miami-Dade County, Educational Facilities Authority, Revenue Bond, Series A, AMBAC, 5.00%, 4/1/2015	Aaa	510,000	552,060
Tohopekaliga Water Authority, Utility System, Revenue Bond, Series A, FSA, 5.00%, 10/1/2028	Aaa	510,000	535,168
			5,378,691

Georgia - 3.5%
Atlanta, Prerefunded Balance, G.O. Bond, 5.60%, 12/1/2018	Aa3	350,000	357,528
Atlanta, Water & Wastewater, Revenue Bond, Series A, MBIA, 5.00%, 11/1/2033	Aaa	310,000	320,667
Atlanta, Water & Wastewater, Revenue Bond, FSA, 5.00%, 11/1/2043	Aaa	1,500,000	1,561,680
Georgia State, G.O. Bond, Series B, 5.65%, 3/1/2012	Aaa	200,000	220,616
Georgia State, G.O. Bond, Series B, 4.00%, 3/1/2022	Aaa	1,270,000	1,261,301
Madison Water & Sewer, Revene Bond, AMBAC, 4.625%, 7/1/2030	Aaa	1,000,000	1,010,070
Rockdale County, Water & Sewer Authority, Prerefunded Balance, Revenue Bond, FSA, 5.00%, 7/1/2022	Aaa	450,000	463,802
			5,195,664

Hawaii - 0.2%
Hawaii State, G.O. Bond, Series CH, 6.00%, 11/1/2007	Aa2	260,000	266,734

Illinois - 4.3%
Chicago, Prerefunded Balance, G.O. Bond, FGIC, 5.25%, 1/1/2027	Aaa	250,000	260,008
Chicago, G.O. Bond, Series A, MBIA, 5.00%, 1/1/2034	Aaa	830,000	859,673
Chicago Neighborhoods Alive 21 Program, Prerefunded Balance, G.O. Bond, FGIC, 5.375%, 1/1/2026	Aaa	500,000	534,495
Chicago, G.O. Bond, Series A, FSA, 4.75%, 1/1/2038	Aaa	1,500,000	1,524,630
Cook County, G.O. Bond, Series A, FGIC, 5.00%, 11/15/2022	Aaa	750,000	772,320
Illinois State, Certificate of Participation, Series 1995 A, MBIA, 5.60%, 7/1/2010	Aaa	100,000	101,653
Illinois State, G.O. Bond, 5.00%, 12/1/2027	Aa3	600,000	625,824
Madison & St. Clair Counties School District No. 010 Collinsville, School Building, Prerefunded Balance, G.O. Bond,
FGIC, 5.125%, 2/1/2019	Aaa	500,000	531,180
Rock Island County School District No. 041 Rock Island, G.O. Bond, FSA, 5.125%, 12/1/2015	Aaa	200,000	205,548
Springfield Electric, Revenue Bond, MBIA, 5.00%, 3/1/2035	Aaa	1,000,000	1,051,350
			6,466,681

Indiana - 2.0%
Frankfort High School Elementary School Building Corp., Revenue Bond, FSA, 4.75%, 7/15/2025	AAA[2]	1,500,000	1,553,400
La Porte County, G.O. Bond, FGIC, 5.20%, 1/15/2018	Aaa	300,000	321,486
Monroe County Community School Corp., Prerefunded Balance, Revenue Bond, MBIA, 5.25%, 7/1/2016	Aaa	125,000	128,024
Noblesville Sewage Works, Revenue Bond, AMBAC, 5.00%, 1/1/2024	Aaa	550,000	578,655
North Lawrence Indiana Community Schools Building Corp., Revenue Bond, FSA, 5.00%, 7/15/2020	Aaa	450,000	476,739
			3,058,304

Iowa - 0.8%
Indianola Community School District, G.O. Bond, FGIC, 5.20%, 6/1/2021	Aaa	425,000	459,026
Iowa City, Sewer, Revenue Bond, MBIA, 5.75%, 7/1/2021	Aaa	250,000	250,405
Iowa City Community School District, G.O. Bond, FSA, 4.00%, 6/1/2018	Aaa	425,000	425,871
			1,135,302

Kansas - 3.1%
Johnson County Unified School District No. 229, Prerefunded Balance, G.O. Bond, Series A, 5.00%, 10/1/2014	Aa1	220,000	223,210
Johnson County Unified School District No. 231, Prerefunded Balance, G.O. Bond, Series A, FGIC, 5.75%, 10/1/2016	Aaa	500,000	531,245
Johnson & Miami Counties Unified School District No. 230, G.O. Bond, FGIC, 4.00%, 9/1/2022	Aaa	1,000,000	979,200
Sedgwick County Unified School District No. 265, G.O. Bond, FSA, 5.00%, 10/1/2025	Aaa	1,090,000	1,164,098
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, FSA, 4.20%, 9/1/2020	Aaa	700,000	706,944
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, FSA, 4.25%, 9/1/2021	Aaa	580,000	585,568
Wyandotte County School District No. 204 Bonner Springs, Prerefunded Balance, G.O. Bond, Series A, FSA, 5.375%, 9/1/2015	Aaa	290,000	309,244
Wyandotte County School District No. 204 Bonner Springs, Unrefunded Balance, G.O. Bond, Series A, FSA, 5.375%, 9/1/2015	Aaa	110,000	116,666
			4,616,175

Kentucky - 0.2%
Kentucky State Turnpike Authority, Economic Development, Revenue Bond, AMBAC, 6.50%, 7/1/2008	Aaa	250,000	262,428

Louisiana - 2.2%
Caddo Parish Parishwide School District, G.O. Bond, MBIA, 4.35%, 3/1/2026	Aaa	660,000	659,551
Caddo Parish Parishwide School District, G.O. Bond, MBIA, 4.375%, 3/1/2027	Aaa	1,090,000	1,087,776
Lafayette Public Power Authority, Revenue Bond, Series A, AMBAC, 5.00%, 11/1/2012	Aaa	730,000	777,727
New Orleans Sewage Service, Revenue Bond, FGIC, 5.25%, 6/1/2012	Aaa	300,000	305,652
Orleans Parish Parishwide School District, G.O. Bond, Series A, FGIC, 5.125%, 9/1/2016	Aaa	400,000	405,800
			3,236,506

Maine - 0.5%
Kennebec Water District, Revenue Bond, FSA, 5.125%, 12/1/2021	Aaa	750,000	771,120

Maryland - 2.2%
Anne Arundel County, Water & Sewer, G.O. Bond, 4.20%, 3/1/2025	Aa1	1,770,000	1,758,725
Anne Arundel County, Water & Sewer, G.O. Bond, 4.125%, 3/1/2024	Aa1	345,000	340,977
Baltimore County, Metropolitan District, G.O. Bond, 4.25%, 9/1/2029	Aaa	1,000,000	998,520
Baltimore, Water Project, Revenue Bond, Series A, FGIC, 5.55%, 7/1/2009	Aaa	260,000	273,660
			3,371,882

Massachusetts - 2.7%
Boston, G.O. Bond, Series A, MBIA, 4.125%, 1/1/2021	Aaa	1,000,000	1,003,370
Boston, G.O. Bond, Series A, MBIA, 4.125%, 1/1/2022	Aaa	410,000	409,287
Lowell, State Qualified, G.O. Bond, AMBAC, 5.00%, 2/1/2020	Aaa	500,000	531,755
Massachusetts State, G.O. Bond, Series C, AMBAC, 5.75%, 8/1/2010	Aaa	400,000	431,120
Massachusetts State, G.O. Bond, Series D, 5.25%, 10/1/2014	Aa2	1,000,000	1,102,540
Plymouth, G.O. Bond, MBIA, 5.25%, 10/15/2020	Aaa	100,000	106,594
Richmond, G.O. Bond, MBIA, 5.00%, 4/15/2021	Aaa	400,000	424,948
			4,009,614

Michigan - 5.4%
Bendle Public School District, School Building & Site, G.O. Bond, FGIC, 4.50%, 5/1/2028	Aaa	640,000	643,443
Detroit City School District, School Building & Site Impt., G.O. Bond, Series B, FGIC, 5.00%, 5/1/2033	Aaa	750,000	779,378
Detroit Sewer Disposal System, Revenue Bond, Series B, FGIC, 4.625%, 7/1/2034	Aaa	1,500,000	1,509,855
Holly Area School District, G.O. Bond, FGIC, 5.00%, 5/1/2022	Aaa	500,000	512,780
Hudsonville Public Schools, Prerefunded Balance, G.O. Bond, FGIC, 5.15%, 5/1/2027	Aaa	185,000	189,586
Hudsonville Public Schools, Unrefunded Balance, G.O. Bond, FGIC, 5.15%, 5/1/2027	Aaa	40,000	40,760
Lincoln Park School District, Prerefunded Balance, G.O. Bond, FGIC, 5.00%, 5/1/2026	Aaa	125,000	127,811
Lincoln Park School District, Unrefunded Balance, G.O. Bond, FGIC, 5.00%, 5/1/2026	Aaa	355,000	360,620
Muskegon Water, Revenue Bond, FSA, 4.75%, 5/1/2019	Aaa	565,000	579,221
Oakland County, George W. Kuhn Drain District, G.O. Bond, Series B, 5.375%, 4/1/2021	Aaa	475,000	493,411
Saginaw City School District, School Building & Site, G.O. Bond, FSA, 4.50%, 5/1/2031	Aaa	1,695,000	1,697,559
St. Joseph County, Sewer Disposal Systems - Constantine, G.O. Bond, FSA, 5.00%, 4/1/2012	Aaa	100,000	101,176
Warren Woods Public Schools, School Building & Site, G.O. Bond, FSA, 4.50%, 5/1/2026	Aaa	1,015,000	1,027,596
			8,063,196

Minnesota - 2.6%
Big Lake Independent School District No. 727, G.O. Bond, MBIA, 5.50%, 2/1/2014	Aaa	500,000	503,350
Brooklyn Center Independent School District No. 286, School Building, G.O. Bond, Series A, MBIA, 4.375%, 2/1/2026	Aaa	1,105,000	1,108,735
Hennepin County, G.O. Bond, Series A, 4.50%, 12/1/2025	Aaa	1,500,000	1,531,815
Pine County, G.O. Bond, Series A, FGIC, 4.40%, 2/1/2028	Aaa	555,000	555,056
Western Minnesota Municipal Power Agency, Revenue Bond, 6.625%, 1/1/2016	Aaa	175,000	204,724
			3,903,680

Mississippi - 1.1%
Biloxi Public School District, Revenue Bond, MBIA, 5.00%, 4/1/2017	Aaa	500,000	521,160
De Soto County School District, G.O. Bond, FSA, 5.00%, 2/1/2013	Aaa	1,000,000	1,063,310
			1,584,470

Missouri - 0.4%
Metropolitan St. Louis Sewer District Wastewater System, Revenue Bond, Series A, MBIA, 3.60%, 5/1/2013	Aaa	600,000	597,618

Nevada - 3.8%
Clark County Transportation, G.O. Bond, Series A, FGIC, 4.50%, 12/1/2019	Aaa	500,000	506,475
Clark County Public Facilities, G.O. Bond, Series C, FGIC, 5.00%, 6/1/2024	Aaa	425,000	436,190
Las Vegas Valley Water District, Water Impt., G.O. Bond, Series A, FSA, 4.75%, 6/1/2033	Aaa	1,500,000	1,534,965
Nevada State, Project Nos. 66 & 67, Prerefunded Balance, G.O. Bond, Series A, FGIC, 5.00%, 5/15/2028	Aaa	625,000	639,388
Nevada State, Project Nos. 66 & 67, Unrefunded Balance, G.O. Bond, Series A, FGIC, 5.00%, 5/15/2028	Aaa	125,000	127,024
North Las Vegas, G.O. Bond, MBIA, 5.00%, 5/1/2024	Aaa	1,500,000	1,599,960
Truckee Meadows, Water Authority, Revenue Bond, Series A, FSA, 5.00%, 7/1/2025	Aaa	750,000	784,455
			5,628,457

New Jersey - 4.6%
East Brunswick Township Board of Education, G.O. Bond, FSA, 4.50%, 11/1/2028	Aaa	835,000	843,667
East Brunswick Township Board of Education, G.O. Bond, FSA, 4.50%, 11/1/2029	Aaa	1,000,000	1,009,630
Essex County, G.O. Bond, Series A, MBIA, 4.50%, 5/1/2031	Aaa	500,000	505,665
Hudson County, G.O. Bond, CIFG, 4.25%, 9/1/2021	Aaa	930,000	938,231
Jersey City Water, Prerefunded Balance, G.O. Bond, FSA, 5.50%, 3/15/2011	Aaa	225,000	231,494
Morris County Impt. Authority, School District, Morris Hills Regional District, Revenue Bond, 3.70%, 10/1/2018	Aaa	540,000	522,369
New Jersey Transportation Trust Fund Authority, Unrefunded Balance, Revenue Bond, FSA, 5.50%, 12/15/2013	Aaa	1,400,000	1,558,326
South Brunswick Township Board of Education, G.O. Bond, MBIA, 4.125%, 8/1/2012	Aaa	1,200,000	1,235,280
			6,844,662

New Mexico - 0.5%
New Mexico Finance Authority, Public Project Revolving Fund, Revenue Bond, Series A, MBIA, 3.25%, 6/1/2013	Aaa	800,000	769,040

New York - 3.4%
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 5.00%, 9/1/2014	Aaa	380,000	407,717
Mount Morris Central School District, G.O. Bond, FGIC, 4.125%, 6/15/2014	Aaa	1,290,000	1,336,685
New York City Municipal Water Finance Authority, Revenue Bond, Series E, FGIC, 5.00%, 6/15/2026	Aaa	750,000	781,215
New York State Urban Development Corp., Revenue Bond, Series B, MBIA, 5.00%, 1/1/2019	AAA[2]	1,000,000	1,083,100
Orange County, G.O. Bond, 5.125%, 9/1/2024	Aa1	500,000	512,370
Orange County, G.O. Bond, Series A, 3.00%, 11/1/2006	Aa1	500,000	499,719
Spencerport Central School District, G.O. Bond, FSA, 5.00%, 11/15/2012	Aaa	350,000	360,878
Westchester County, G.O. Bond, 4.75%, 11/15/2016	Aaa	15,000	15,173
Westchester County, Unrefunded Balance, G.O. Bond, 4.75%, 11/15/2016	Aaa	135,000	136,515
			5,133,372

North Carolina - 2.1%
Cary, G.O. Bond, 5.00%, 3/1/2018	Aaa	700,000	746,914
Mecklenburg County, Public Impt., G.O. Bond, Series A, 4.125%, 2/1/2022	Aaa	1,455,000	1,459,525
Raleigh, G.O. Bond, 4.40%, 6/1/2017	Aaa	250,000	257,183
Union County, Prerefunded Balance, G.O. Bond, Series B, FGIC, 5.30%, 3/1/2013	Aaa	250,000	264,790
Wilson, G.O. Bond, AMBAC, 5.10%, 6/1/2019	Aaa	400,000	425,040
			3,153,452

North Dakota - 1.2%
Fargo, G.O. Bond, Series A, MBIA, 4.70%, 5/1/2030	Aaa	1,840,000	1,870,636

Ohio - 4.2%
Cleveland, Various Purposes, G.O. Bond, MBIA, 5.00%, 12/1/2012	Aaa	1,140,000	1,227,050
Columbus, Limited Tax, G.O. Bond, Series 2, 5.00%, 7/1/2017	Aaa	1,000,000	1,079,200
Licking Heights Local School District, School Facilities Construction & Impt., G.O. Bond, Series A, MBIA, 5.00%, 12/1/2022	Aaa	1,450,000	1,553,095
Newark City School District, School Impt., G.O. Bond, FGIC, 4.25%, 12/1/2027	Aaa	500,000	493,785
Oak Hills Local School District, Prerefunded Balance, G.O. Bond, MBIA, 5.125%, 12/1/2025	Aaa	490,000	503,705
Ohio State Conservation Project, G.O. Bond, Series A, 5.00%, 3/1/2015	Aa1	1,000,000	1,079,430
Springfield City School District, G.O. Bond, FGIC, 5.20%, 12/1/2023	Aaa	325,000	350,366
			6,286,631

Oklahoma - 1.9%
Oklahoma City, G.O. Bond, MBIA, 4.25%, 3/1/2023	Aaa	2,000,000	2,003,020
Oklahoma State Turnpike Authority, Prerefunded Balance, Revenue Bond, Series A, FGIC, 5.00%, 1/1/2023	Aaa	750,000	773,663
			2,776,683

Oregon - 2.0%
Josephine County Unit School District Three Rivers, Prerefunded Balance, G.O. Bond, FSA, 5.25%, 6/15/2017	Aaa	825,000	884,936
Oregon State Board of Higher Education, G.O. Bond, Series B, 5.00%, 8/1/2033	Aa3	1,500,000	1,529,295
Washington County School District No. 015 Forest Grove, Prerefunded Balance, G.O. Bond, FSA, 5.50%, 6/15/2017	Aaa	500,000	541,700
			2,955,931

Pennsylvania - 3.9%
Beaver County, G.O. Bond, MBIA, 5.15%, 10/1/2017	Aaa	300,000	304,137
Jenkintown School District, G.O. Bond, Series A, FGIC, 4.50%, 5/15/2032	Aaa	1,000,000	1,001,430
Pennsylvania State, G.O. Bond, MBIA, 5.00%, 1/1/2011	Aaa	1,500,000	1,586,340
Pennsylvania State Turnpike Commission, Prerefunded Balance, Revenue Bond, AMBAC, 5.375%, 7/15/2019	Aaa	530,000	576,455
Philadelphia, Water & Wastewater, Revenue Bond, MBIA, 5.60%, 8/1/2018	Aaa	20,000	21,847
Plum Boro School District, G.O. Bond, Series A, FGIC, 4.50%, 9/15/2030	AAA[2]	855,000	857,522
Uniontown Area School District, G.O. Bond, FSA, 4.35%, 10/1/2034	AAA[2]	1,500,000	1,466,250
			5,813,981

Rhode Island - 0.7%
Rhode Island Clean Water Finance Agency, Revenue Bond, Series A, MBIA, 5.00%, 10/1/2035	Aaa	1,000,000	1,035,220

South Carolina - 2.7%
Beaufort County School District, Prerefunded Balance, G.O. Bond, Series A, 5.00%, 3/1/2020	Aa1	500,000	528,995
Charleston County, Transportation Sales Tax, G.O. Bond, 5.00%, 11/1/2017	Aa1	1,000,000	1,088,500
Orangeburg County Consolidated School District 5, G.O. Bond, 5.625%, 3/1/2019	Aa1	800,000	848,256
South Carolina, Transportation Infrastructure Bank, Prerefunded Balance, Revenue Bond, Series A, AMBAC, 5.25%, 10/1/2021	Aaa	1,500,000	1,583,820
			4,049,571

South Dakota - 0.4%
Rapid City Area School District No. 51-4, Capital Outlay Certificates, G.O. Bond, FSA, 4.75%, 1/1/2018	Aaa	650,000	659,620

Tennessee - 2.4%
Cleveland Water & Sewer, Prerefunded Balance, G.O. Bond, FGIC, 5.35%, 9/1/2023	Aaa	450,000	457,479
Rhea County, Prerefunded Balance, G.O. Bond, MBIA, 5.00%, 4/1/2018	Aaa	950,000	1,006,487
Shelby County, G.O. Bond, Series A, 5.50%, 3/1/2010	Aa2	2,000,000	2,127,240
			3,591,206

Texas - 4.2%
Alvin Independent School District, G.O. Bond, 4.375%, 2/15/2024	Aaa	750,000	748,613
Brazoria County, G.O. Bond, FGIC, 4.75%, 9/1/2011	Aaa	445,000	454,020
Brazos River Authority, Revenue Bond, Series B, FGIC, 4.25%, 12/1/2017	Aaa	1,125,000	1,142,033
Huntsville Independent School District, G.O. Bond, 4.50%, 2/15/2029	Aaa	1,220,000	1,213,131
McKinney Waterworks & Sewer, Revenue Bond, FGIC, 4.75%, 3/15/2024	Aaa	1,000,000	1,026,200
North Texas Municipal Water District, Regional Wastewater, Revenue Bond, FSA, 5.00%, 6/1/2012	Aaa	150,000	151,316
Richardson Independent School District, Prerefunded Balance, G.O. Bond, Series B, 5.00%, 2/15/2021	Aaa	500,000	506,430
San Patricio Municipal Water District, Revenue Bond, FSA, 5.20%, 7/10/2028	Aaa	490,000	506,263
Waller Consolidated Independent School District, G.O. Bond, 4.75%, 2/15/2023	Aaa	500,000	510,070
			6,258,076

Utah - 1.6%
Mountain Regional Water Special Service District, Revenue Bond, MBIA, 5.00%, 12/15/2030	Aaa	1,240,000	1,298,726
St. George, Parks and Recreation, G.O. Bond, AMBAC, 4.00%, 8/1/2019	Aaa	795,000	790,540
Utah State Building Ownership Authority, Revenue Bond, Series C, FSA, 5.50%, 5/15/2011	Aaa	300,000	323,727
			2,412,993

Virginia - 0.8%
Norfolk, Capital Impt., G.O. Bond, MBIA, 4.375%, 3/1/2024	Aaa	685,000	690,507
Richmond, G.O. Bond, Series B, FSA, 4.75%, 7/15/2023	Aaa	400,000	414,540
Spotsylvania County Water & Sewer Systems, Prerefunded Balance, Revenue Bond, MBIA, 5.25%, 6/1/2016	Aaa	130,000	134,050
			1,239,097

Washington - 3.7%
Franklin County, G.O. Bond, FGIC, 5.125%, 12/1/2022	Aaa	1,000,000	1,064,880
King County, G.O. Bond, Series B, MBIA, 5.00%, 1/1/2030	Aaa	400,000	408,532
King County School District No. 411 Issaquah, G.O. Bond, Series A, FSA, 5.25%, 12/1/2018	Aaa	2,420,000	2,644,842
King County, Sewer, Revenue Bond, Series A, MBIA, 4.50%, 1/1/2032	Aaa	1,070,000	1,063,537
Washington State, G.O. Bond, Series A, 5.00%, 1/1/2023	Aa1	410,000	414,949
			5,596,740

West Virginia - 0.5%
West Virginia State Water Development Authority, Revenue Bond, Series A, FGIC, 4.25%, 11/1/2026	Aaa	820,000	810,365

Wisconsin - 2.6%
East Troy School District, Prerefunded Balance, G.O. Bond, Series A, MBIA, 4.625%, 10/1/2011	Aaa	400,000	400,024
Kenosha, G.O. Bond, Series B, FSA, 5.00%, 9/1/2011	Aaa	765,000	813,715
Oshkosh, Corporate Purposes, G.O. Bond, Series A, FGIC, 5.05%, 12/1/2021	Aaa	450,000	475,731
Stoughton Area School District, G.O. Bond, FGIC, 4.875%, 4/1/2016	Aaa	500,000	523,330
Two Rivers Public School District, Prerefunded Balance, G.O. Bond, FSA, 5.625%, 3/1/2019	Aaa	415,000	442,647
Washington County, Workforce Development Center, G.O. Bond, 3.75%, 3/1/2007	Aa1	25,000	25,021
West De Pere School District, Prerefunded Balance, G.O. Bond, Series A, FSA, 5.25%, 10/1/2017	Aaa	500,000	531,475
Wisconsin State Transportation, Revenue Bond, Series A, FSA, 5.00%, 7/1/2025	Aaa	700,000	744,849
			3,956,792

TOTAL MUNICIPAL SECURITIES
(Identified Cost $141,116,651)			144,435,574

SHORT-TERM INVESTMENTS - 1.9%
Dreyfus Municipal Reserves - Class R
(Identified Cost $2,825,387)		2,825,387	2,825,387

TOTAL INVESTMENTS - 98.3%
(Identified Cost $143,942,038)			147,260,961

OTHER ASSETS, LESS LIABILITIES - 1.7%			2,499,551

NET ASSETS - 100%			$149,760,512

KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement
No. - Number

Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Assurance Corp.)
CIFG (CIFG North America, Inc.)
FGIC (Financial Guaranty Insurance Co.)
FSA (Financial Security Assurance)
MBIA (MBIA, Inc.)
The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).
2Credit ratings from S&P (unaudited).

The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: MBIA - 25.1%; FSA - 22.7%; FGIC - 17.9%.

Federal Tax Information:

On September 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$143,896,615

Unrealized appreciation	$3,515,679
Unrealized depreciation	(151,333)

Net unrealized appreciation	$3,364,346

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

ITEM 2: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds' last fiscal quarter, there have been no changes in the Funds' internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
November 28, 2006

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
November 28, 2006